Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Entity Registrant Name	Costamare Inc.
Entity Central Index Key	0001503584
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	74,800,000
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

Consolidated Balance Sheets As of December 31, 2012 and June 30, 2013 (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS [Abstract]:
Cash and cash equivalents	$ 112,402	$ 267,321
Restricted cash	6,243	5,330
Receivables	12,994	2,237
Inventories	14,385	9,398
Due from related parties	4,182	2,616
Fair value of derivatives	40	165
Insurance claims receivables	1,419	1,454
Accrued charter revenue	9,306	5,100
Prepayments and other	4,831	1,862
Vessel held for sale	0	4,441
Total current assets	165,802	299,924
FIXED ASSETS, NET [Abstract]:
Advances for vessel acquisitions	271,022	339,552
Vessels, net	1,977,601	1,582,345
Total fixed assets, net	2,248,623	1,921,897
NON-CURRENT ASSETS [Abstract]:
Deferred charges, net	33,162	34,099
Restricted cash	46,428	41,992
Accrued charter revenue	6,702	13,422
Total assets	2,500,717	2,311,334
CURRENT LIABILITIES [Abstract]:
Current portion of long-term debt	192,033	162,169
Accounts payable	10,148	5,882
Accrued liabilities	14,112	9,292
Unearned revenue	3,705	5,595
Fair value of derivatives	55,776	55,701
Other current liabilities	2,896	10,772
Total current liabilities	278,670	249,411
NON-CURRENT LIABILITIES [Abstract]:
Long-term debt, net of current portion	1,547,586	1,399,720
Fair value of derivatives, net of current portion	62,094	125,110
Unearned revenue, net of current portion	21,509	16,641
Total non-current liabilities	1,631,189	1,541,471
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY [Abstract]:
Common Stock	8	8
Additional paid-in capital	714,100	714,100
Accumulated deficit	(25,915)	(40,814)
Accumulated other comprehensive loss	(97,335)	(152,842)
Total stockholders' equity	590,858	520,452
Total liabilities and stockholders' equity	$ 2,500,717	$ 2,311,334

Unaudited Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
REVENUES [Abstract]:
Voyage revenue	$ 191,566	$ 196,076
EXPENSES [Abstract]:
Voyage expenses	(1,877)	(2,283)
Voyage expenses-related parties	(1,449)	(1,452)
Vessels' operating expenses	(56,352)	(56,365)
General and administrative expenses	(2,243)	(2,099)
Management fees-related parties	(7,990)	(7,573)
Amortization of drydocking and special survey costs	(4,029)	(3,936)
Depreciation	(41,489)	(39,881)
Gain on sale/disposal of vessels, net	6,460	1,303
Foreign exchange gains (losses)	86	192
Operating income	82,683	83,982
OTHER INCOME (EXPENSES) [Abstract]:
Interest income	409	716
Interest and finance costs	(34,108)	(38,237)
Other	847	(101)
Gain (loss) on derivative instruments	5,460	(679)
Total other income (expenses)	(27,392)	(38,301)
Net Income	$ 55,291	$ 45,681
Earnings per common share, basic and diluted	$ 0.74	$ 0.71
Weighed average number of shares, basic and diluted	74,800,000	64,462,088

Unaudited Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net income for the period [Abstract]
Net income for the period	$ 55,291	$ 45,681
Other comprehensive income/ (loss) [Abstract]
Unrealized gain (loss) on cash flow hedges, net	57,356	(11,154)
Net settlements on interest rate swaps qualifying for cash flow hedge	(1,861)	(1,458)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	12	0
Other comprehensive income/ (loss) for the period	55,507	(12,612)
Total comprehensive income for the period	$ 110,798	$ 33,069

Unaudited Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance as of, Value at Dec. 31, 2011	$ 329,986	$ 6	$ 519,971	$ (141,137)	$ (48,854)
Balance as of, Shares at Dec. 31, 2011		60,300,000
Net income	45,681				45,681
Dividends	(34,587)				(34,587)
Other comprehensive income/ (loss)	(12,612)			(12,612)
Follow-on offering proceeds, net, value	100,991	1	100,990
Follow-on offering proceeds, net, shares		7,500,000
Follow-on offering expences	(407)		(407)
Balance as of, value at Jun. 30, 2012	429,052	7	620,554	(153,749)	(37,760)
Balance as of, shares at Jun. 30, 2012		67,800,000
Balance as of, Value at Dec. 31, 2012	520,452	8	714,100	(152,842)	(40,814)
Balance as of, Shares at Dec. 31, 2012		74,800,000
Net income	55,291				55,291
Dividends	(40,392)				(40,392)
Other comprehensive income/ (loss)	55,507			55,507
Balance as of, value at Jun. 30, 2013	$ 590,858	$ 8	$ 714,100	$ (97,335)	$ (25,915)
Balance as of, shares at Jun. 30, 2013		74,800,000

Unaudited Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES [Abstract]:
Net income	$ 55,291	$ 45,681
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]:
Depreciation	41,489	39,881
Amortization and write off of financing costs	611	540
Amortization of deferred drydocking and special survey	4,029	3,936
Amortization of unearned revenue	0	(313)
Net settlements on interest rate swaps qualifying for cash flow hedge	(1,861)	(1,458)
Loss (gain) on derivative instruments	(5,460)	679
Gain on sale/disposal of vessels, net	(6,460)	(1,303)
Changes in Operating Assets and Liabilities [Abstract]:
Receivables	(10,757)	(786)
Due from related parties	(1,566)	3,064
Inventories	(4,987)	(3,314)
Insurance claims receivable	35	395
Prepayments and other	(2,969)	(1,144)
Accounts payable	4,266	2,163
Accrued liabilities	4,820	167
Unearned revenue	(1,142)	(992)
Other current liabilities	33	(90)
Drydockings	(3,903)	(4,069)
Accrued charter revenue	6,634	985
Net Cash provided by Operating Activities	78,103	84,022
CASH FLOWS FROM INVESTING ACTIVITIES [Abstract]:
Advances for vessel acquisitions	(324,466)	(69,196)
Vessels acquisitions/ Addition to vessel cost	(47,104)	(54,900)
Proceeds from the sale of vessels, net	6,652	17,426
Net cash used in Investing Activities	(364,918)	(106,670)
CASH FLOWS FROM FINANCING ACTIVITIES [Abstract]:
Follow-on offering proceeds, net of related expenses	0	100,584
Proceeds from long-term debt	251,868	199,300
Repayment of long-term debt	(74,138)	(90,232)
Payment of financing costs	(93)	(457)
Dividends paid	(40,392)	(34,587)
(Increase) decrease in restricted cash	(5,349)	(8,266)
Net cash provided by Financing Activities	131,896	166,342
Net increase / (decrease) in cash and cash equivalents	(154,919)	143,694
Cash and cash equivalents at beginning of the period	267,321	97,996
Cash and cash equivalents at end of the period	112,402	241,690
SUPPLEMENTAL CASH INFORMATION [Abstract]:
Cash paid during the period for interest	$ 13,961	$ 13,500

Organization Consolidation and Presentation of Financial Statements	6 Months Ended
Jun. 30, 2013
Organization Consolidation and Presentation of Financial Statements [Abstract]:
Basis of Presentation and General Information [Text Block]

1. Basis of Presentation and General Information:
The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare was formed on April 21, 2008, under the laws of the Republic of the Marshall Islands.
Costamare was incorporated as part of a reorganization to acquire the ownership interest in 53 ship-owning companies (the “predecessor companies”) owned by the Konstantakopoulos family (Vasileios Konstantakopoulos and his three sons Messrs. Konstantinos Konstantakopoulos, Achillefs Konstantakopoulos and Christos Konstantakopoulos, together the “Family”). The reorganization was completed in November 2008. On November 4, 2010, Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of 1933, as amended. Furthermore, on March 27, 2012 and on October 19, 2012, the Company completed two follow-on public offerings in the United States under the United States Securities Act of 1933, as amended, and issued 7,500,000 shares and 7,000,000 shares, respectively, par value $0.0001, at a public offering price of $14.10 per share and $14.00 per share, respectively, increasing the issued share capital to 74,800,000 shares. At June 30, 2013, members of the Family owned, directly or indirectly, approximately 64.8% of the outstanding common shares, in the aggregate.
As of December 31, 2012 and June 30, 2013, the Company owned and operated a fleet of 47 and 52 container vessels, respectively, with a total carrying capacity of approximately 239,498 TEU and 280,012 TEU, respectively, through wholly-owned subsidiaries incorporated in the Republic of Liberia, providing worldwide marine transportation services by chartering its container vessels to some of the world's leading liner operators under long, medium and short-term time charters.
At June 30, 2013, Costamare had 89 wholly-owned subsidiaries, all incorporated in the Republic of Liberia, except for two incorporated in the Republic of the Marshall Islands, out of which 52 operate vessels, 27 sold or disposed their vessels and became dormant, six were established in 2010 and 2011 to be used for the acquisition of six newbuild vessels (Note 5) and four were established to be used for future vessel acquisitions or investments.
Revenues for the six-month periods ended June 30, 2012 and 2013, derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2012	2013
A	33%	33%
B	23%	25%
C	17%	17%
D	10%	10%
Total	83%	85%

Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]:
Significant Accounting Policies and Recent Accounting Pronouncements [Text Block]

2. Significant Accounting Policies and Recent Accounting Pronouncements:

A discussion of the Company's significant accounting policies can be found in the Company's Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2012. There have been no material changes to these policies in the six-month period ended June 30, 2013. Since January 1, 2013, the Company  adopted ASU 2013-02 issued by FASB in February 2013, “Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income”.

Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]:
Transactions with Related Parties [Text Block]

3. Transactions with Related Parties:
(a) Costamare Shipping Company S.A. (the “Manager” or “Costamare Shipping”): Costamare Shipping is a ship management company wholly-owned by Mr. Konstantinos Konstantakopoulos, the Company's Chief Executive Officer, and as such is not part of the consolidated group of the Company, but is a related party. Costamare Shipping provides the Company with general administrative services, certain commercial services, director and officer related insurance services and the provision of officers, Costamare Shipping receives $1,000 annually on a prorated basis for the services of the Company's officers in aggregate). Costamare Shipping, itself or through Shanghai Costamare Ship Management Co., Ltd. (“Shanghai Costamare”) and CIEL Shipmanagement S.A. (“CIEL”) (up to April 2013), which are also controlled by Mr. Konstantakopoulos, or, a third party sub-manager, provides technical, crewing, commercial, provisioning, bunkering, sale and purchase, chartering, accounting, insurance and administrative services in exchange for a daily fee for each containership. (We refer to Costamare Shipping, CIEL and Shanghai Costamare as our “affiliated managers”.)
Pursuant to the management agreement Costamare Shipping receives a daily fee for each containership as follows: (i) for each containership (subject to any charter other than a bareboat charter) it receives a daily fee of $0.884 since January 1, 2013 ( $0.850 for 2012 and 2011), prorated for the calendar days the Company owns each containership and for the three-month period following the date of the sale of a vessel, (ii) for each containership subject to a bareboat charter it receives a daily fee of $0.442 since January 1, 2013 ($0.425 for the period from the consummation of the Company's Initial Public Offering on November 4, 2010 (Note 1) through December 31, 2012), prorated for the calendar days the Company owns each containership and for the three-month period following the date of the sale of a vessel.
The Company also pays to Costamare Shipping (i) a flat fee of $700  for the supervision of the construction of any newbuild vessel contracted by the Company, provided that such flat fee (which is fixed at the time of the ordering of any newbuild and remains constant until its delivery) will be annually adjusted upwards by 4% for any vessels ordered after December 31, 2012 and (ii) a fee of 0.75% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each containership in the Company's fleet.
The initial term of the management agreement expires on December 31, 2015 and will be automatically extended in additional one-year increments until December 31, 2020, at which point it will expire. The daily management fee for each containership was fixed until December 31, 2012, and is thereafter annually adjusted upwards by 4%, with further annual increases permitted to reflect the strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases. After the initial term expires on December 31, 2015, the Company will be able to terminate the management agreement, subject to a termination fee, by providing written notice to Costamare Shipping at least 12 months before the end of the subsequent one-year term. The termination fee is equal to (a) the lesser of (i) five and (ii) the number of full years remaining prior to December 31, 2020, times (b) the aggregate fees due and payable to Costamare Shipping during the 12-month period ending on the date of termination; provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.
On January 7, 2013, Costamare Shipping entered into a co-operation agreement (the “Co-operation Agreement”) with third-party ship managers V.Ships Greece Ltd., pursuant to which the two companies established a ship management cell (the “Cell”) under V.Ships Greece Ltd. Since April 2013, the Cell  has provided technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial management services, to Costamare Inc. container vessels (including all container vessels previously managed by CIEL), pursuant to separate management agreements entered into with V.Ships Greece Ltd. in respect of each container vessel, for a daily management fee.  Costamare Shipping remains the head manager for all vessels owned by the Company. The Cell also offers ship management services to third-party owners and the net profits from the operation of the Cell are split equally between V.Ships Greece Ltd. and Costamare Shipping. Costamare Shipping passes to the Company the net profit, if any, it receives pursuant to the Co-operation Agreement as a refund or reduction of the management fees payable by the Company  to Costamare Shipping under the Group Management Agreement. As at June 30, 2013, the Cell provided technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial management services, to 16 Costamare Inc. vessels, including two vessels for which York participated in their share capital (Notes 8 and 18(c)). Management fees charged by the Manager in the six-month periods ended June 30, 2012 and 2013, amounted to $6,026 and $7,090, respectively, and are included in Management fees-related parties in the accompanying consolidated statements of income. In addition, the Manager charged (i) $1,449 for the six-month period ended June 30, 2013 ($1,452 for the six-month period ended June 30, 2012), representing a fee of 0.75% on all gross revenues, as provided in the management agreements, which is included in Voyage expenses-related parties in the accompanying consolidated statements of income for the six-month periods ended June 30, 2012 and 2013, (ii) $500 for the  services of the Company's officers in aggregate which is included in General and administrative expenses in the accompanying consolidated statements of income for the six-month periods ended June 30, 2012 and 2013 and (iii) $1,400 supervising fees for four newbuild vessel, which is recorded in Advances for vessels acquisition in the  accompanying 2013 consolidated balance sheet ($3,500 for ten vessels which is recorded in Advances for vessels acquisition in the accompanying 2012 consolidated balance sheet).
The balance due from the Manager at December 31, 2012 and June 30, 2013, amounted to $1,561 and $3,232, respectively, which are included in Due from related parties in the accompanying 2012 and 2013 consolidated balance sheets.
(b) Ciel Shipmanagement S.A.: CIEL, a company incorporated in the Republic of Liberia, is wholly-owned, effective November 30, 2012, by Mr. Konstantinos Konstantakopoulos, the Company's Chairman and Chief Executive Officer (prior to November 30, 2012 Mr. Konstantinos Konstantakopoulos owned 50.2% and Mr. Dimitrios Lemonidis owned 49.8% of CIEL). CIEL was not part of the consolidated group of the Company but was an affiliated manager up to April 2013. CIEL, up to April 2013, provided the Company's vessels certain ship management services such as technical support and maintenance, financial and accounting services, under separate management agreements signed between CIEL and each ship-owning company, in exchange for a daily fixed fee of $0.600 per vessel ($0.600 in 2012). CIEL specialized, although not exclusively, in managing containerships of up to 3,500 TEU. As of June 30, 2013, CIEL did not provide technical, crewing, provisioning, bunkering, sale and purchase and accounting services, or other commercial services, to any (twelve at December 31, 2012) of the Company's containerships. Management fees charged by CIEL in the six-month periods ended June 30, 2012 and 2013 amounted to $1,547 and $900, respectively, and are included in Management fees-related parties in the accompanying consolidated statements of income. The balance due from CIEL at December 31, 2012 and June 30, 2013, amounted to $1,055 and $950, respectively, and is included in Due from related parties in the accompanying consolidated balance sheets.
(c) Shanghai Costamare Ship Management Co. Ltd.: Shanghai Costamare is owned (indirectly) 70% by the Company's Chairman and Chief Executive Officer and 30% (indirectly) by Mr. Zhang Lei, a Chinese national who is Shanghai Costamare's Chief Executive Officer. Mr. Zhang Lei's (indirect) shareholding participation is in the process of being transferred to Shanghai Costamare's General Manager, Mr. Shen XiaoDong. Shanghai Costamare is a company incorporated in Peoples' Republic of China in September 2004 and is not part of the consolidated group of the Company but is an affiliated manager. The technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial services of certain of the Company's vessels have been subcontracted from the Manager to Shanghai Costamare. As of June 30, 2013, Shanghai Costamare provided such services to nine (nine as of December 31, 2012) of the Company's containerships. The balance due from/ to Shanghai Costamare at both December 31, 2012 and June 30, 2013, was $0.

Inventories	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]:
Inventories [Text Block]	4. Inventories: The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2012	2013
Bunkers	268	1,748
Lubricants	7,448	10,964
Spare parts	1,682	1,673
Total	9,398	14,385

Advances for Vessel Acquisitions	6 Months Ended
Jun. 30, 2013
Advances for Vessel Acquisitions Disclosure [Abstract]
Advances for Vessel Acquisitions [Text Block]

5. Advances for Vessels Acquisitions:
(a) Advances for newbuild vessels
On September 21, 2010, the Company through its three wholly-owned subsidiaries, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., contracted with a shipyard for the construction and purchase of three newbuild vessels (Hulls H1068A, H1069A and H1070A), each of approximately 9,403 TEU capacity at a contract price per newbuild vessel of $95,080. These three newbuild vessels are scheduled to be delivered between December 2013 and February 2014, and the Company entered into ten-year charter party agreements from their delivery from the shipyard at a daily rate of $43 each.
On January 28, 2011, the Company, through its two wholly-owned subsidiaries Jodie Shipping Co. and Kayley Shipping Co., contracted with a shipyard for the construction and purchase of two newbuild vessels (Hulls S4010 and S4011), each of approximately 8,827 TEU capacity. The Company entered into ten-year charter party agreements from their delivery from the shipyard. Both the contract price and the daily charter rate are similar to those agreed with respect to the three 9,403 TEU vessels discussed in the preceding paragraph. The newbuild vessels MSC Athens (Hull S4010) and MSC Athos (Hull S4011) were delivered to the Company on March 14, 2013 and April 8, 2013, respectively, and the amount of $196,675, in aggregate, which includes the contract price, capitalized interest and financing costs and other capitalized costs, was transferred to Vessels, net. Upon their delivery, MSC Athens and MSC Athos commenced their ten-year charter party agreement.
On April 20, 2011, the Company, through its five wholly- owned subsidiaries Quentin Shipping Co., Raymond Shipping Co., Sander Shipping Co., Terance Shipping Co. and Undine Shipping Co., contracted with a shipyard for the construction and purchase of five newbuild vessels (Hulls S4020, S4021, S4022, S4023 and S4024), each of approximately 8,827 TEU capacity. The Company entered into long-term time charter agreements for the employment of each of the above newbuild vessels immediately upon delivery from the shipyard. Both the contract price and the daily charter rate are similar to those agreed on September 21, 2010, for the three approximately 9,403 TEU vessels discussed above. The newbuild vessels Valor (S4020) and Value (S4021) were delivered to the Company on June 3, 2013 and June 25, 2013, respectively, and the amount of $196,321, in aggregate, which includes the contract price, capitalized interest and financing costs and other capitalized costs, was transferred to Vessels, net. Upon their delivery, Valor and Value commenced their long-term charter party agreement. The Hulls S4022, S4023 and S4024 are scheduled to be delivered to the Company during the third quarter of 2013.
The total aggregate price for all ten newbuild vessels is $953,740, payable in installments until their deliveries, of which $639,227 was paid up to June 30, 2013 ($324,329 paid up to December 31, 2012 and $314,898 paid during the six-month period ended June 30, 2013).
The amount of $339,552 and $270,547 is included in Advances for vessel acquisitions in the accompanying 2012 and 2013 consolidated balance sheets, respectively, and represents amounts paid to the shipyards and other costs, as analyzed below:

	2012	2013
Pre-delivery installments	324,329	639,227
Capitalized interest and finance costs	8,053	12,055
Other capitalized costs	7,170	12,261
Transferred to Vessels, net	-	(392,996)
Total	339,552	270,547

(b) Advances for second hand vessels
On May 14, 2013, the Company contracted to acquire the 1998 built container vessel X-Press Padma at a contract price of $4,750. As at June 30, 2013, the Company has made an advance payment of $475 representing 10% of the contract price and such amount is included in Advances for vessels acquisitions in the accompanying 2013 consolidated balance sheet. The vessel was delivered to the Company on July 3, 2013 (Note 18 (b) and (c)).

Vessels	6 Months Ended
Jun. 30, 2013
Property Plant and Equipment [Abstract]:
Vessels, Net [Text Block]

6. Vessels, Net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2012	2,304,036	(721,691)	1,582,345
Depreciation	-	(41,477)	(41,477)
Vessel acquisitions and other vessels' cost	47,104	-	47,104
Transfer from advances for vessel acquisitions	392,996	-	392,996
Disposals	(25,900)	22,533	(3,367)
Balance, June 30, 2013	2,718,236	(740,635)	1,977,601

During the six-month period ended June 30, 2013, the Company took delivery from the shipyard the four newbuild container vessels (Note 5 (a)) MSC Athens, MSC Athos, Valor and Value at an aggregate total cost of $392,996. Furthermore, during the six-month period ended June 30, 2013, the Company acquired three secondhand container vessels Venetiko, Petalidi (Note 18(c)) and Ensenada Express (Note 18(c)) at an aggregate price of $47,104.
On December 3, 2012, the Company contracted to sell for scrap vessel MSC Washington at a sale price of $8,154. The vessel was delivered to her scrap buyers on January 2, 2013. As of December 31, 2012, the Company had received the total sale price from the scrap buyers amounting to $7,909, net of expenses related to the sale, which is included in Other current liabilities in the 2012 consolidated balance sheet. During the six-month period ended June 30, 2013, the Company sold for scrap the container vessel MSC Austria at a sale price of $7,856. From the aforementioned sales the Company recognized a gain of $6,460, which is separately reflected in Gain on sale/disposal of vessels, net in the accompanying 2013 consolidated statement of income.
During the year ended December 31, 2012, the Company acquired five secondhand containerships, MSC Ulsan, Koroni, Kyparissia, Stadt Luebeck and Messini at an aggregate price of $73,000.
During the six-month period ended June 30, 2012, the Company sold for scrap the container vessels Gather, Gifted and Genius I at an aggregate price of $18,384 and recognized a net gain of $1,303, which is separately reflected in Gain on sale/disposal of vessels, net in the accompanying 2012 consolidated statement of income.
As of June 30, 2013, one of the Company's vessels, having total carrying value of $4,751 was fully depreciated.
Forty-five of the Company's vessels, having a total carrying value of $1,805,344 as of June 30, 2013, have been provided as collateral to secure the long-term debt discussed in Note 9.

Deferred Charges	6 Months Ended
Jun. 30, 2013
Deferred Charges Disclosure [Abstract]:
Deferred Charges [Text Block]

7. Deferred Charges:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Financing Costs	Dry-docking and Special Survey Costs	Total
Balance, December 31, 2012	11,313	22,786	34,099
Additions	93	3,903	3,996
Amortization	(611)	(4,029)	(4,640)
Write-off	-	(293)	(293)
Balance, June 30, 2013	10,795	22,367	33,162

Financing costs represent fees paid to the lenders for the conclusion of the bank loans discussed in Note 9. The amortization of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of income and the amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.
During the six-month periods ended June 30, 2012 and 2013, two vessels and five vessels, respectively, underwent their special survey. During the six-month period ended June 30, 2013, four vessels completed their works and one vessel was in process. As of June 30, 2012 two vessels completed their works.

Costamare Ventures Inc.	6 Months Ended
Jun. 30, 2013
Costamare Ventures Inc. [Abstract]:
Costamare Ventures Inc. [Text Block]

8. Costamare Ventures Inc.

On May 15, 2013, the Company, along with its wholly-owned subsidiary, Costamare Ventures Inc. (“Costamare Ventures”), entered into a Framework Deed (the “Framework Agreement”) with York Capital Management Global Advisors LLC and its affiliate Sparrow Holdings, L.P. (collectively, “York”) to invest jointly in the acquisition of container vessels.  Under the Framework Agreement the decisions regarding vessel acquisitions will be made jointly by Costamare Ventures and York and the Company reserves the right to acquire any vessels that York decides not to pursue and therefore are not jointly acquired.
Under the terms of the Framework Agreement, York has agreed to invest up to $250 million in mutually agreed vessel acquisitions and Costamare Ventures has agreed to invest a minimum of $75 million with an option to invest up to $240 million in these transactions.  Depending on the amount Costamare Ventures elects to invest, it is expected to hold between 25% and 49% of the equity in the entities that will be formed under the Framework Agreement and York will hold the balance.  Costamare Shipping will provide shipmanagment services to the jointly acquired vessels, with the right to subcontract to V.Ships Greece and/or Shanghai Costamare. The Framework Agreement will terminate on its sixth anniversary or upon the occurrence of certain extraordinary events.  At that time, Costamare Ventures can elect to divide the vessels owned by all such vessel-owning entities between itself and York to reflect their cumulative participation in all such entities.  The Company expects to account for these entities formed under the Framework Agreement as equity investments.

Long-Term Debt	6 Months Ended
Jun. 30, 2013
Long-Term Debt [Abstract]:
Long-Term Debt [Text Block]

9. Long-Term Debt:
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

Borrower(s)			2012	2013
1.	Credit Facility		767,164	722,219
2.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	109,500	105,000
	2.	Mas Shipping Co.	54,750	51,000
	3.	Montes Shipping Co. and Kelsen Shipping Co.	102,000	96,000
	4.	Marathos Shipping Inc.	-	-
	5.	Capetanissa Maritime Corporation	60,000	57,500
	6.	Rena Maritime Corporation	57,500	55,000
	7.	Bullow Investments Inc.	-	-
	8.	Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co	-	-
	9.	Costamare Inc.	103,986	97,043
	10.	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	32,199	89,247
	11.	Costamare Inc.	53,480	133,700
	12.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	61,120	122,240
	13.	Raymond Shipping Co. and Terance Shipping Co.	45,840	99,320
	14.	Costamare Inc.	114,350	111,350
			794,725	1,017,400
		Total	1,561,889	1,739,619
		Less-current portion	(162,169)	(192,033)
		Long-term portion	1,399,720	1,547,586

1. Credit Facility: On July 22, 2008, the Company signed a loan agreement with a consortium of banks, for a $1,000,000 Credit Facility (the “Facility”) for general corporate and working capital purposes. The Company used $631,340 of the proceeds from the Facility to repay the then existing indebtedness. The Facility bears interest at the 3, 6, 9 or 12 months (at the Company's option) LIBOR plus margin. Upon the sale of MSC Antwerp in May 2009, the Company repaid $10,655 of the Facility. On April 4, 2011, the Company, following the sale of vessel MSC Namibia, repaid $6,610 of the Facility. Furthermore, on April 11, 2011, the Company drew down the amount of $80,852 under the Facility, which equaled the undrawn balance of the Facility as of that date of $74,242 and the amount of $6,610 discussed above.
The outstanding balance of the Facility as of June 30, 2013, is repayable in 20 equal, consecutive quarterly installments, of $22,473 each plus a balloon payment of $272,758 payable together with the last installment. The quarterly installments were calculated using a formula specified in the agreement, following the amalgamation of the Facility's compounds on June 30, 2011, as documented in the third supplemental agreement to the Facility that the Company entered into on September 6, 2011.
On June 22, 2010, the Company entered into the second supplemental agreement to the Facility, which provided that during a two-year period ending December 31, 2011, (i) the Security Requirement ratio was reduced from 125% to 80% and the minimum cash amount equal to 3% of the loan outstanding (maintained in accordance with the Facility) is included in the Security Requirement calculation, (ii) the payment of interest at an increased margin over LIBOR during the period from June 15, 2010 to December 31, 2011, half of which (amounting to $2,995) was paid upfront upon execution of the supplemental agreement and is included in Deferred charges, net and was amortized through December 31, 2011, and (iii) subject to no Event of Default having occurred and being continuing, no lenders' consent shall be required for the payment of dividends if the ratio of Total Liabilities (after deducting all Cash and Cash Equivalents) to Market Value Adjusted Total Assets (after deducting all Cash and Cash equivalents) does not exceed 0.80:1. Furthermore, on December 17, 2012, the Company entered into a fourth supplemental agreement which released two of the Company subsidiaries guarantors and the mortgages over their vessels, and replaced them with mortgages over two other vessels.
The Facility, as of June 30, 2013, was secured with, among other things, first priority mortgages over 17 of the Company's vessels, first priority assignment of vessels' insurances and earnings, charter party assignments, first priority pledges over the operating accounts and corporate guarantees of 17 ship-owning companies.
The Facility and certain of the term loans described under Note 9.2 below include among others, financial covenants requiring (i) the ratio of Total Liabilities (after deducting cash and cash equivalents) to Market Value Adjusted Total Assets (after deducting cash and cash equivalents) not to be greater than 0.75 to 1.00; (ii) minimum liquidity of the greater of $30,000 or 3% of the total debt of the Company, (iii) the ratio of EBITDA to net interest expense not be less than 2.50 to 1.00 and (iv) Market Value Adjusted Net Worth, defined as the amount by which the Market Value Adjusted Total Assets exceed the Total Liabilities, shall exceed $500,000. The Company's other term loans described under Note 9.2 below also contain financial covenants that are either equal to or less stringent than the foregoing financial covenants.
2. Term loans:
1. In May 2008, Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels Sealand New York and Sealand Washington. As at June 30, 2013, the outstanding balance of the loan of $105,000 is repayable in 10 equal semi-annual installments of $4,500, each from November 2013 to May 2018 and a balloon payment of $60,000 payable together with the last installment.
2. In January 2008, Mas Shipping Co. entered into a loan agreement with a bank for an amount of up to $75,000 in order to partly finance the acquisition cost of vessel Maersk Kokura. As at June 30, 2013, the outstanding balance of the loan of $51,000 is repayable in 10 variable semi-annual installments from August 2013 to February 2018 and a balloon payment of $10,000 payable together with the last installment.
3. In December 2007, Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels Maersk Kawasaki and Maersk Kure. As at June 30, 2013, the outstanding balance of the loan of $96,000 is repayable in 9 equal semi-annual installments of $6,000 each from December 2013 to December 2017 and a balloon payment of $42,000 payable together with the last installment.
4. In June 2006, Marathos Shipping Inc. entered into a loan agreement with a bank for an amount of up to $24,800, in order to partly finance the acquisition cost of the vessel MSC Mandraki (ex. Maersk Mandraki). The loan was fully repaid on November 16, 2012.
5. In June 2006, Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000, in order to partly finance the acquisition cost of the vessel Cosco Beijing. As at June 30, 2013, the outstanding balance of the loan of $57,500 is repayable in 11 equal semi-annual installments of $2,500 each from August 2013 to August 2018 and a balloon payment of $30,000 payable together with the last installment.
6. In February 2006, Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000 in order to partly finance the acquisition cost of the vessel Cosco Guangzhou. As at June 30, 2013, the outstanding balance of the loan of $55,000 is repayable in 10 equal semi-annual installments of $2,500 each from August 2013 to February 2018 and a balloon payment of $30,000 payable together with the last installment.
7. In February 2005, Bullow Investments Inc. entered into a loan agreement with a bank for an amount of up to $31,000 in order to partly finance the acquisition cost of the vessel MSC Mykonos (ex. Maersk Mykonos). The loan was fully repaid on November 16, 2012.
8. In December 2009, Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co. entered into a loan agreement with a bank for an amount of up to $30,000 in order to partly finance the acquisition cost of the vessels Gather, Garden, Genius I and Gifted. Following the sale of Garden in December 2011, the Company repaid the amount of $2,921 and following the sale of Gather (Note 6) in March 2012, the Company repaid the amount of $3,479. In May 2012 the Company repaid the remaining balance of the loan, amounting to $6,958, following the sale of Gifted and Genius I.
9. On November 19, 2010, Costamare entered into a term loan agreement with a consortium of banks for an amount of up to $120,000, which was available for drawing for a period up to 18 months. As of June 30, 2013, the Company has drawn the amount of $38,500 (tranche a), the amount of $42,000 (tranche b), the amount of $21,000 (tranche c), the amount of $7,470 (tranche d) and the amount of $7,470 (tranche e) under this term loan agreement in order to finance part of the acquisition cost of MSC Romanos, MSC Methoni, MSC Ulsan, Koroni and Kyparissia, respectively. As at June 30, 2013, the outstanding balance of the tranche (a) of the loan of $31,763 is repayable in 25 quarterly installments of $962.5 from August 2013 to July 2019 and a balloon payment of $7,700 payable together with the last installment. As at June 30, 2013, the outstanding balance of the tranche (b) of the loan of $35,700 is repayable in 26 quarterly installments of $1,050 from July 2013 to October 2019 and a balloon payment of $8,400 payable together with the last installment. As at June 30, 2013, the outstanding balance of the tranche (c) of the loan of $18,375 is repayable in 27 quarterly installments of $525 from August 2013 to January 2020 and a balloon payment of $4,200 payable together with the last installment. As at June 30, 2013, the outstanding balance of the tranche (d) of the loan of $5,602.5 is repayable in 8 quarterly installments of $466.9 from August 2013 to May 2015 and a balloon payment of $1,867.5 payable together with the last installment. As at June 30, 2013, the outstanding balance of the tranche (e) of the loan of $5,602.5 is repayable in 8 quarterly installments of $466.9 from August 2013 to May 2015 and a balloon payment of $1,867.5 payable together with the last installment.
10. On January 14, 2011, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $203,343 to finance part of the acquisition and construction cost of hulls H1068A, H1069A and H1070A (Note 5). The drawdown of the facility will be made in three tranches, one for each hull. The credit facility is repayable in forty consecutive quarterly installments, the first thirty-nine (1-39) in the amount of $1,412 per tranche each, and a final (fortieth) installment of $12,713 per tranche. As of June 30, 2013, the Company has drawn the amount of $89,247, in aggregate, in order to partly refinance the second and third pre-delivery installment of hulls H1068A, H1069A and H1070A.
11. On April 7, 2011, Costamare, as borrower, concluded a credit facility with a bank, for an amount up to the lesser of $140,000 and 70% of the contract price of the vessels, to finance part of the acquisition and construction cost of hulls S4010 and S4011 (Note 5). The credit facility is repayable in 16 consecutive semi-annual installments, the first 15 (1-15) in the amount of 1/30 of the loan outstanding commencing at the time of delivery of hulls S4010 and S4011 and a final installment in an amount equal to the 50% of the loan outstanding at the time of delivery of hulls S4010 and S4011. In April 2011, the Company drew down the amount of $26,740 in order to partly refinance the first pre-delivery installment of hulls S4010 and S4011. During the year ended December 31, 2012, the Company drew down the amount of $26,740, in aggregate, in order to partly finance the second and third pre-delivery installments of hulls S4010 and S4011. Furthermore, during the six-month period ended June 30, 2013, the Company drew down in aggregate the amount of $80,220, in order to partly finance the final installments of hulls S4010 (MSC Athens), which was delivered to the Company on March 14, 2013 and S4011 (MSC Athos), which was delivered to the Company on April 8, 2013. As at June 30, 2013, the outstanding balance of the loan of $133,700 is repayable in 16 semi-annual installments of $4,456.7 from July 2013 to January 2021 and a balloon payment of $62,392.8 payable together with the last installment.
12. On August 16, 2011, Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $229,200 to finance part of the acquisition and construction cost of hulls S4020, S4022 and S4024 (Note 5). The drawdown of the facility will be made in three tranches, one for each hull. The credit facility is repayable in 28 consecutive quarterly installments, the first twenty-seven (1-27) in the amount of $1,273.3 per tranche each and a final (twenty- eighth) installment of $42,021 per tranche. On August 26, 2011, the Company drew down an amount of $22,920 in order to partly refinance the first pre-delivery installment of hulls S4020, S4022 and S4024. In April 2012 and May 2012, the Company drew down the amounts of $7,640 and $7,640, respectively, in order to partly finance the second pre-delivery installments of hulls S4020 and S4022. In August 2012, the Company drew down the amount of $15,280 in order to partly finance the second and the third pre-delivery installments of hulls S4024 and S4020, respectively. In December 2012, the Company drew down the amount of $7,640 in order to partly finance the third pre-delivery installment of hull S4022. In January 2013, the Company drew down the amount of $7,640 in order to partly finance the third pre-delivery installment of hull S4024. In May 2013, the Company drew down the amount of $53,480 in order to partly finance the final installments of hull S4020 (Valor), which was delivered to the Company on June 3, 2013. As at June 30, 2013 the tranche (a) of the loan of $76,400 relating to Hull S4020 (Valor) was drawn down in full and is repayable in 28 quarterly installments of $1,273.3 from July 2013 to April 2020 and a balloon payment of $40,747.6 payable together with the last installment.
13. On October 12, 2011, Raymond Shipping Co. and Terance Shipping Co., wholly-owned subsidiaries of the Company concluded a credit facility with a bank, as joint and several borrowers, for an amount of up to $152,800 for the financing part of the construction and acquisition cost of hulls S4021 and S4023 (Note 5). The drawdown of the facility will be made in two tranches, one for each hull. The credit facility is repayable in 28 consecutive quarterly installments, the first twenty-seven (1-27) in the amount of $1,364.3 per tranche each and a final (twenty-eighth) installment of $39,563.9 per tranche. On October 25, 2011, the Company drew down an amount of $15,280 in order to partly refinance the first pre-delivery installment of hulls S4021 and S4023. In April 2012, the Company drew down the amount of $7,640 in order to partly finance the second pre-delivery installment of hull S4021. In July 2012 and September 2012, the Company drew-down the amounts of $7,640 and $7,640, respectively, in order to partly finance the second and the third pre-delivery installments of hulls S4023 and S4021. In December 2012, the Company drew down the amount of $7,640 in order to partly finance the third pre-delivery installment of hull S4023. In June 2013, the Company drew down the amount of $53,480 in order to partly finance the final installments of hull S4021 (Value), which was delivered to the Company on June 25, 2013. As at June 30, 2013 the tranche (a) of the loan of $76,400 relating to Hull S4021 (Value) was drawn down in full and is repayable in 28 quarterly installments of $1,364.3 from September 2013 to June 2020 and a balloon payment of $38,199.6 payable together with the last installment.
14. On October 6, 2011, the Company concluded a loan facility with a bank for an amount of up to $120,000, in order to partly finance the aggregate market value of eleven vessels in its fleet. In March 2012, the Company drew the amount of $113,700. Furthermore, on June 29, 2012, the Company entered into a supplemental agreement, for a further amount of $11,300 to finance the acquisition of the vessel Stadt Luebeck (Note 6). The Company drew down the amount of $11,300 in August 2012 upon the delivery of the vessel Stadt Luebeck. As at June 30, 2013 the outstanding balance of $111,350 is repayable in 22 quarterly variable consecutive installments from September 2013 to December 2018 and a balloon payment of $47,850 payable together with the last installment.
The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (“VMC”) in the range of 100% to 125% and dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.
The annual principal payments required to be made after June 30, 2013, are as follows:

Year ending December 31,	Amount
2013	90,669
2014	209,541
2015	211,445
2016	201,343
2017	241,704
2018 and thereafter	784,917
1,739,619

The interest rates of Costamare's long-term debt at December 31, 2012 and June 30, 2013, were in the range of 2.71%-6.75% and 1.56%-6.75%, respectively. The weighted average interest rate as at December 31, 2012 and June 30, 2013, was 4.4% and 4.3%, respectively.

Total interest expense incurred on long-term debt (including the effect of the interest rate swaps discussed in Note 15) for the six-month periods ended June 30, 2012 and 2013, amounted to $38,459 and $37,535, respectively and is included in Interest and finance costs in the accompanying consolidated statements of income. Of the above amount incurred in 2012, $3,548 was capitalized and is included (a) in Advances for vessel acquisitions ($2,090) in the accompanying 2012 consolidated balance sheet and (b) in the statement of comprehensive income (loss) ($1,458), representing net settlements on interest rate swaps qualifying for cash flow hedge. Of the above amount incurred in 2013, $5,863 was capitalized and is included (a) in Advances for vessel acquisitions ($4,002) in the accompanying 2013 consolidated balance sheet and (b) in the statement of comprehensive income (loss) ($1,861), representing net settlements on interest rate swaps qualifying for cash flow hedge.

Accrued Charter Revenue and Unearned Revenue	6 Months Ended
Jun. 30, 2013
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]

10. Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current:
(a) Accrued charter revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2012 and June 30, 2013, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rates. As at December 31, 2012, the net accrued charter revenue totaling to $288 is comprised of $5,100, separately reflected in Current assets, $13,422 separately reflected in Non-current assets, and $18,234 (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying December 31, 2012 consolidated balance sheet. As at June 30, 2013, the net accrued charter revenue totaling to ($6,346) is comprised of $9,306, separately reflected in Current assets, $6,702 separately reflected in Non-current assets, and $22,354 (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying June 30, 2013 consolidated balance sheet. The maturities of the net accrued charter revenue as of  December 31 of each year is as follows:

Year ending December 31,	Amount
2013	(162)
2014	4,650
2015	222
2016	(6,444)
2017	(4,642)
2018	30
(6,346)

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2012 and June 30, 2013, reflect (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met and (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate.

	2012	2013
Hires collected in advance	4,002	2,860
Charter revenue resulting from varying charter rates	18,234	22,354
Total	22,236	25,214
Less current portion	(5,595)	(3,705)
Non-current portion	16,641	21,509

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]:
Commitments and Contingencies [Text Block]

11. Commitments and Contingencies:
(a) Long-term time charters: As at June 30, 2013, the Company has entered into time charter arrangements on all of its vessels in operation, including the six hulls under construction, with international liner operators. These arrangements as at June 30, 2013, have remaining terms of up to 126 months (including the time charter agreements for vessels under construction as at June 30, 2013). As of the same date, future minimum contractual charter revenues assuming 365 revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels' committed, non-cancelable, long-term time charter contracts, are as follows:

Year ending December 31,	Amount
2013	228,084
2014	465,666
2015	441,330
2016	417,343
2017	371,709
2018 and thereafter	620,095
2,544,227

 (b) As at June 30, 2013, as further disclosed in Note 5, the Company has entered into six shipbuilding contracts for the construction and acquisition of six newbuild vessels. The total aggregate price for all six newbuild vessels is $571,740, payable in installments until their deliveries. The remaining balance as of June 30, 2013 of $314,513 is payable as follows:

Year ending December 31,	Amount
2013	295,497
2014	19,016
314,513

(c) Other: Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.
The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any other claims or contingent liabilities which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels' actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

Common Stock and Additional Paid-In Capital	6 Months Ended
Jun. 30, 2013
Stockholders Equity Note [Abstract]:
Common Stock and Additional Paid-In Capital [Text Block]

12. Common Stock and Additional Paid-In Capital:
(a) Common Stock and Preferred Stock: From inception through July 11, 2010, the authorized common stock of Costamare consisted of 2,000,000 shares with a par value of $0.0001 per share out of which 1,000,000 shares were issued to the Family. On July 12, 2010, the Company's articles of incorporation were amended. Under the amended articles of incorporation, the Company's authorized capital stock consists of 1,000,000,000 shares of common stock, par value $0.0001 per share and 100,000,000 preferred shares, par value $0.0001 per share of which no shares were issued. Of these preferred shares, 10,000,000 shares have been designated Series A Participating Preferred Stock in connection with the adoption of a stockholder rights plan. All shares of stock are in registered form.
On July 20, 2010, pursuant to a rights offering authorized by the Board of Directors on July 14, 2010, the Company issued 24,000,000 shares of common stock in exchange of $2,400, increasing the issued share capital of the Company to 25,000,000 shares of common stock.
On October 19, 2010, within the context of the Initial Public Offering completed in November 2010, the Company effected a dividend of 0.88 shares for each share of common stock outstanding on the record date of August 27, 2010 (the “Stock Split”). As a result of this dividend, the Company issued 22,000,000 additional shares in respect of its 25,000,000 shares of the then outstanding common stock.
On November 4, 2010, the Company completed its Initial Public Offering in the United States under the United States Securities Act of 1933, as amended. In this respect 13,300,000 common shares at par value $0.0001 were issued at a public offering price of $12.00 per share, increasing the issued share capital to 60,300,000 shares. The net proceeds of the Initial Public Offering were $145,543.
On March 27, 2012, the Company completed a follow-on public equity offering in the United States under the United States Securities Act of 1933, as amended. In this respect 7,500,000 shares at par value $0.0001 were issued at a public offering price of $14.10 per share, increasing the issued share capital to 67,800,000 shares. The net proceeds of the follow-on offering were $100,584.
On October 19, 2012, the Company completed a follow-on public equity offering in the United States under the United States Securities Act of 1933, as amended. In this respect 7,000,000 shares at par value $0.0001 were issued at a public offering price of $14.00 per share, increasing the issued share capital to 74,800,000 shares. The net proceeds of the follow-on offering were $93,547.
 (b) Additional Paid-in Capital: The amounts shown in the accompanying consolidated balance sheets, as additional paid-in capital, include (i) payments made by the stockholders at various dates to finance vessel acquisitions in excess of the amounts of bank loans obtained, (ii) advances for working capital purposes and (iii) the difference between the par value of the shares issued in the Initial Public Offering in November 2010 and the follow-on offerings in March 2012 and October 2012 and the net proceeds obtained for those shares.
(c) Dividends paid: During the six-month period ended June 30, 2012, the Company declared and paid, to its common stockholders, (i) the amount of $16,281 or $0.27 per common share for the fourth quarter of 2011 and (ii) the amount of $18,306 or $0.27 per common share for the first quarter of 2012. During the six-month period ended June 30, 2013, the Company declared and paid, to its common stockholders, (i) the amount of $20,196 or $0.27 per common share for the fourth quarter of 2012 and (ii) the amount of $20,196 or $0.27 per common share for the first quarter of 2013.

Interest and Finance Costs	6 Months Ended
Jun. 30, 2013
Interest and Finance Costs [Abstract]:
Interest and Finance Costs [Text Block]

13. Interest and Finance Costs:
The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2012	2013
Interest expense	13,773	14,841
Interest capitalized	(3,548)	(5,863)
Swap effect	24,686	22,694
Amortization of financing costs	540	611
Commitment fees	2,635	1,691
Bank charges and other	151	134
	38,237	34,108

Taxes	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]:
Taxes [Text Block]

14. Taxes:
Under the laws of the countries of the companies' incorporation and / or vessels' registration, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in Vessel operating expenses in the accompanying consolidated statements of income.
The vessel owning companies with vessels that have called on the United States during the relevant year of operation are obliged to file tax returns, with the Internal Revenue Service. The applicable tax is 50% of 4% of U.S. related gross transportation income unless an exemption applies. Management believes that based on current legislation the relevant vessel owning companies are entitled to an exemption because they satisfy the relevant requirements, namely that (i) the related vessel owning companies are incorporated in a jurisdiction granting an equivalent exemption to U.S. corporations and (ii) over 50% of the ultimate stockholders of the vessel owning companies are residents of a country granting an equivalent exemption to U.S. persons.

Derivatives	6 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Derivatives [Text Block]

15. Derivatives:
(a) Interest rate swaps that meet the criteria for hedge accounting: The Company, according to its long-term strategic plan to maintain stability in its interest rate exposure, has decided to minimize exposure to floating interest rates by entering into interest rate swap agreements. To this effect, the Company has entered into interest rate swap transactions with varying start and maturity dates, in order to proactively and efficiently manage its floating rate exposure.
These interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month or six-month USD LIBOR. According to the Company's Risk Management Accounting Policy, after putting in place the formal documentation required by ASC 815 in order to designate these swaps as hedging instruments, as from their inception, these interest rate swaps qualified for hedge accounting. Accordingly, since that time, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item are recognized in the Company's earnings. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps are being performed on a quarterly basis. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognized initially in stockholders' equity and recognized to the consolidated statement of income in the periods when the hedged item affects profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognized in the consolidated statement of income immediately.
The interest rate swap agreements designed as hedging instruments, as of December 31, 2012 and June 30, 2013, were as follows:

Effective date	Termination date	Notional amount on effective date	Fixed rate (Costamare pays)	Floating rate (Costamare receives)	Fair value Dec. 31, 2012	Fair value June. 30, 2013
30/6/2008	30/6/2015	425,000	4.03%p.a.	USD LIBOR 3M BBA	(18,407)	(13,072)
30/6/2008	30/6/2015	75,000	4.03%p.a.	USD LIBOR 3M BBA	(3,248)	(2,307)
30/9/2008	30/6/2015	100,000	4.09%p.a.	USD LIBOR 3M BBA	(4,403)	(3,126)
30/9/2008	30/6/2015	250,000	4.02%p.a.	USD LIBOR 3M BBA	(10,775)	(7,655)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(2,671)	(1,778)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(2,671)	(1,778)
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(787)	-
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(787)	-
21/2/2007	21/2/2017	85,000	Zero cost Interest rate Collar*		(11,122)	(8,756)
4/8/2008	5/8/2013	74,000	3.60%p.a.	USD LIBOR 6M BBA	(1,592)	(806)
30/6/2011	29/6/2018	50,000	3.45%p.a.	USD LIBOR 3M BBA	(19,783)	(13,911)
30/9/2011	29/6/2018	20,000	4.05%p.a.	USD LIBOR 3M BBA	(26,075)	(19,561)
28/9/2012	29/6/2018	40,000	3.60%p.a.	USD LIBOR 3M BBA	(5,852)	(4,020)
22/8/2011	22/8/2018	65,000	2.79%p.a.	USD LIBOR 6M BBA	(5,087)	(3,248)
31/1/2013	15/12/2020	133,700	3.51%p.a.	USD LIBOR 6M BBA	(16,672)	(11,648)
15/1/2014	15/1/2021	67,781	2.94%p.a.	USD LIBOR 3M BBA	(4,931)	(2,353)
15/2/2014	15/2/2021	67,781	2.99%p.a.	USD LIBOR 3M BBA	(4,990)	(2,354)
15/3/2014	15/3/2021	67,781	3.03%p.a.	USD LIBOR 3M BBA	(5,019)	(2,329)
5/4/2013	5/4/2020	30,000	2.39%p.a.	USD LIBOR 3M BBA	(1,892)	(923)
30/4/2013	30/4/2020	30,000	2.49%p.a.	USD LIBOR 3M BBA	(1,949)	(912)
30/6/2013	30/6/2020	30,000	2.58%p.a.	USD LIBOR 3M BBA	(2,009)	(916)
30/6/2013	30/6/2020	30,000	2.41%p.a.	USD LIBOR 3M BBA	(1,751)	(692)
5/4/2013	5/4/2020	30,000	2.24%p.a.	USD LIBOR 3M BBA	(1,684)	(722)
30/4/2013	30/4/2020	30,000	2.32%p.a.	USD LIBOR 3M BBA	(1,703)	(688)
30/6/2013	30/6/2020	16,400	2.46%p.a.	USD LIBOR 3M BBA	(1,050)	(434)
30/4/2013	30/4/2020	16,400	2.38%p.a.	USD LIBOR 3M BBA	(1,030)	(381)
5/4/2013	5/4/2020	16,400	2.29%p.a.	USD LIBOR 3M BBA	(1,006)	(450)
28/6/2013	23/6/2020	76,400	1.53%p.a.	USD LIBOR 3M BBA	-	1,490
30/9/2013	30/9/2020	76,400	1.60%p.a.	USD LIBOR 3M BBA	-	1,740

				Total fair value	(158,946)	(101,590)

*      Notional amount $85,000 amortizing zero-cost collar (2.23%-6.00%) with knock-in floor sold at 2.23% and struck at 6.00%, as a 10-year forward hedge, covering the period from February 2007 to February 2017. The agreement guarantees that the interest rate payable on the Company's loans throughout the 10-year period will always remain between 2.23% and 6.00% excluding margin.

The interest rate swaps included in the table above are for the Credit Facility discussed in Note 9 and the term loans discussed in Note 9.2.1, 9.2.2, 9.2.3, 9.2.5, 9.2.6, 9.2.10, 9.2.11, 9.2.12 and 9.2.13.
In the six-month periods ended June 30, 2012 and 2013, no ineffectiveness was realized on the interest rate swaps discussed under (a) above.

(b) Interest rate swaps that do not meet the criteria for hedge accounting: As of both December 31, 2012 and June 30, 2013, the Company had outstanding one interest rate swap agreement for the purpose of managing risks associated with the variability of changing LIBOR-related interest rates. Such agreement did not meet hedge accounting criteria and therefore changes in its fair value are reflected in earnings. More specifically, the swap has a Notional amount $100,000 non-amortizing zero-cost collar (1.37%-6.00%) with a knock-in floor sold at 1.37% and struck at 6.00%, as a nine-year forward hedge, covering the period from September 2008 to March 2017. At December 31, 2012 and June 30, 2103, the fair value of this swap was a liability of $21,865 and $16,280, respectively and is included in Fair value of derivatives in the accompanying consolidated balance sheets.
(c) Foreign currency agreements: As of June 30, 2013, the Company was engaged in one Euro/U.S. dollar contract totaling $2,500 at a forward rate of Euro/U.S. dollar 1.2876 expiring in July 2013.
As of December 31, 2012, the Company was engaged in two Euro/U.S. dollar contracts totaling $5,000 at an average forward rate of Euro/U.S. dollar 1.280 expiring in monthly intervals up to February 2013.
The total change of forward contracts fair value for the six-month period ended June 30, 2013, was a loss of $125 and for the six-month period ended June 30, 2012, was a gain of $838 and are included in Gain / (loss) on derivative instruments in the accompanying consolidated statements of income.

			The Effect of Derivative Instruments for the six-month periods ended June 30, 2012 and 2013

			Derivatives in ASC 815 Cash Flow Hedging Relationships
			Location of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)

	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)			Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2012	2013		2012	2013
Interest rate swaps	10,750	77,386	Gain / (loss) on derivative instruments	-	-
Reclassification to Net Income	(21,904)	(20,030)
Total	(11,154)	57,356		-	-

	Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain (Loss) Recognized on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2012	2013
Interest rate swaps	Gain / (loss) on derivative instruments	(1,517)	5,585
Forward contracts	Gain / (loss) on derivative instruments	838	(125)
Total		(679)	5,460

Financial Instruments	6 Months Ended
Jun. 30, 2013
Fair Value Disclosure [Abstract]:
Financial Instruments [Text Block]

16. Financial Instruments:
(a) Interest rate risk: The Company's interest rates and loan repayment terms are described in Note 9.
(b) Concentration of credit risk: Financial instruments consist principally of cash, trade accounts receivable, investments and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit rated financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings and performing periodic evaluations of the relative credit standing of the counterparties.
(c) Fair value: The carrying amounts reflected in the accompanying consolidated balance sheet of financial assets and accounts payable approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The fair value of the interest rate swap agreements discussed in Note 15 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.
The fair value of the interest rate swap agreements discussed in Note 15(a) and (b) equates to the amount that would be paid by the Company to cancel the agreements. As at December 31, 2012 and June 30, 2013, the fair value of these interest rate swaps in aggregate amounted to a liability of $180,811 and $117,870, respectively.
The fair market value of the forward contracts discussed in Note 15(c) determined through Level 2 of the fair value hierarchy as at December 31, 2012 and June 30, 2013 amounted to an asset of $165 and an asset of $40, respectively.
The following tables summarize the hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique on a recurring basis as of the valuation date.

	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts—asset position	165	-	165	-
Interest rate swaps—liability position	(180,811)	-	(180,811)	-
Total	(180,646)	-	(180,646)	-

	June 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts—Asset position	40	-	40	-
Interest rate swaps—Liability position	(117,870)	-	(117,870)	-
Total	(117,830)	-	(117,830)	-

Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2013
Comprehensive Income (Loss) Disclosure [Abstract]
Comprehensive income (loss) [Text Block]

17. Comprehensive Income/(Loss):
During the six-month period ended June 30, 2012, other comprehensive income (loss) decreased with net losses of $12,612 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting ($10,750), less the settlements to net income of derivatives that qualify for hedge accounting ($21,904) and (ii) the Net settlements on interest rate swaps qualifying for cash flow hedge ($1,458). During the six-month period ended June 30, 2013, other comprehensive income (loss) increased with net gains of $55,507 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting ($77,386), less the settlements to net income of derivatives that qualify for hedge accounting ($20,030), (ii) the Net settlements on interest rate swaps qualifying for cash flow hedge ($1,861) and (iii) the Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($12). As at June 30, 2012 and 2013, comprehensive income (loss) amounted to $33,069 and $110,798, respectively.

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]:
Subsequent Events [Text Block]

18. Subsequent Events:

(a) Declaration and payment of Dividends: On July 10, 2013, the Company declared a dividend for the second quarter ended June 30, 2013, of $0.27 per share, payable on August 7, 2013 to stockholders of record at the close of trading of the Company's common stock on the New York Stock Exchange on July 24, 2013.

(b)      Vessel delivery: On July 3, 2013, the Company took delivery of the second hand vessel X-press Padma (Note 5(b)).

(c) Costamare Ventures: In July 2013, in accordance with the Framework Agreement (Note 8), York participated with 51% in the share capital of the ship-owning companies of the vessels Petalidi (Note 6), Ensenada Express (Note 6) and X-Press Padma (Note 5(b) and (b) above) by contributing $16,044, in aggregate. The Company's participation of 49% in the share capital of these ship-owning companies will be accounted for as an Investment in affiliates.

Basis of Presentation And General Information (Tables)	6 Months Ended
Jun. 30, 2013
Organization Consolidation and Presentation of Financial Statements [Abstract]:
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]

	2012	2013
A	33%	33%
B	23%	25%
C	17%	17%
D	10%	10%
Total	83%	85%

Inventories (Tables)	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]:
Schedule of Inventory, Current [Table Text Block]

	2012	2013
Bunkers	268	1,748
Lubricants	7,448	10,964
Spare parts	1,682	1,673
Total	9,398	14,385

Advances For Vessels Acquisitions (Tables)	6 Months Ended
Jun. 30, 2013
Advances for Vessel Acquisitions Disclosure [Abstract]
Schedule of Advances for Vessels Acquisitions [Table Text Block]

	2012	2013
Pre-delivery installments	324,329	639,227
Capitalized interest and finance costs	8,053	12,055
Other capitalized costs	7,170	12,261
Transferred to Vessels, net	-	(392,996)
Total	339,552	270,547

Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2013
Property Plant and Equipment [Abstract]:
Schedule of Vessels, Net [Table Text Block]

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2012	2,304,036	(721,691)	1,582,345
Depreciation	-	(41,477)	(41,477)
Vessel acquisitions and other vessels' cost	47,104	-	47,104
Transfer from advances for vessel acquisitions	392,996	-	392,996
Disposals	(25,900)	22,533	(3,367)
Balance, June 30, 2013	2,718,236	(740,635)	1,977,601

Deferred Charges (Tables)	6 Months Ended
Jun. 30, 2013
Deferred Charges Disclosure [Abstract]:
Schedule of deferred charges [table text block]

	Financing Costs	Dry-docking and Special Survey Costs	Total
Balance, December 31, 2012	11,313	22,786	34,099
Additions	93	3,903	3,996
Amortization	(611)	(4,029)	(4,640)
Write-off	-	(293)	(293)
Balance, June 30, 2013	10,795	22,367	33,162

Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-Term Debt [Abstract]:
Schedule of Debt [Table Text Block]

Borrower(s)			2012	2013
1.	Credit Facility		767,164	722,219
2.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	109,500	105,000
	2.	Mas Shipping Co.	54,750	51,000
	3.	Montes Shipping Co. and Kelsen Shipping Co.	102,000	96,000
	4.	Marathos Shipping Inc.	-	-
	5.	Capetanissa Maritime Corporation	60,000	57,500
	6.	Rena Maritime Corporation	57,500	55,000
	7.	Bullow Investments Inc.	-	-
	8.	Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co	-	-
	9.	Costamare Inc.	103,986	97,043
	10.	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	32,199	89,247
	11.	Costamare Inc.	53,480	133,700
	12.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	61,120	122,240
	13.	Raymond Shipping Co. and Terance Shipping Co.	45,840	99,320
	14.	Costamare Inc.	114,350	111,350
			794,725	1,017,400
		Total	1,561,889	1,739,619
		Less-current portion	(162,169)	(192,033)
		Long-term portion	1,399,720	1,547,586

Schedule of Maturities of Long-Term Debt [Table Text Block]

Year ending December 31,	Amount
2013	90,669
2014	209,541
2015	211,445
2016	201,343
2017	241,704
2018 and thereafter	784,917
1,739,619

Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Tables)	6 Months Ended
Jun. 30, 2013
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Schedule of the maturities of the net accrued charter revenue [Table Text Block]

Year ending December 31,	Amount
2013	(162)
2014	4,650
2015	222
2016	(6,444)
2017	(4,642)
2018	30
(6,346)

Schedule of Unearned Revenue, Current and Non-Current [Table Text Block]

	2012	2013
Hires collected in advance	4,002	2,860
Charter revenue resulting from varying charter rates	18,234	22,354
Total	22,236	25,214
Less current portion	(5,595)	(3,705)
Non-current portion	16,641	21,509

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]:
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]

Year ending December 31,	Amount
2013	228,084
2014	465,666
2015	441,330
2016	417,343
2017	371,709
2018 and thereafter	620,095
2,544,227

Long Term Purchase Commitment [Text Block]

Year ending December 31,	Amount
2013	295,497
2014	19,016
314,513

Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2013
Interest and Finance Costs [Abstract]:
Interest And Finance Costs [Table Text Block]

	2012	2013
Interest expense	13,773	14,841
Interest capitalized	(3,548)	(5,863)
Swap effect	24,686	22,694
Amortization of financing costs	540	611
Commitment fees	2,635	1,691
Bank charges and other	151	134
	38,237	34,108

Derivatives (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]

Effective date	Termination date	Notional amount on effective date	Fixed rate (Costamare pays)	Floating rate (Costamare receives)	Fair value Dec. 31, 2012	Fair value June. 30, 2013
30/6/2008	30/6/2015	425,000	4.03%p.a.	USD LIBOR 3M BBA	(18,407)	(13,072)
30/6/2008	30/6/2015	75,000	4.03%p.a.	USD LIBOR 3M BBA	(3,248)	(2,307)
30/9/2008	30/6/2015	100,000	4.09%p.a.	USD LIBOR 3M BBA	(4,403)	(3,126)
30/9/2008	30/6/2015	250,000	4.02%p.a.	USD LIBOR 3M BBA	(10,775)	(7,655)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(2,671)	(1,778)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(2,671)	(1,778)
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(787)	-
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(787)	-
21/2/2007	21/2/2017	85,000	Zero cost Interest rate Collar*		(11,122)	(8,756)
4/8/2008	5/8/2013	74,000	3.60%p.a.	USD LIBOR 6M BBA	(1,592)	(806)
30/6/2011	29/6/2018	50,000	3.45%p.a.	USD LIBOR 3M BBA	(19,783)	(13,911)
30/9/2011	29/6/2018	20,000	4.05%p.a.	USD LIBOR 3M BBA	(26,075)	(19,561)
28/9/2012	29/6/2018	40,000	3.60%p.a.	USD LIBOR 3M BBA	(5,852)	(4,020)
22/8/2011	22/8/2018	65,000	2.79%p.a.	USD LIBOR 6M BBA	(5,087)	(3,248)
31/1/2013	15/12/2020	133,700	3.51%p.a.	USD LIBOR 6M BBA	(16,672)	(11,648)
15/1/2014	15/1/2021	67,781	2.94%p.a.	USD LIBOR 3M BBA	(4,931)	(2,353)
15/2/2014	15/2/2021	67,781	2.99%p.a.	USD LIBOR 3M BBA	(4,990)	(2,354)
15/3/2014	15/3/2021	67,781	3.03%p.a.	USD LIBOR 3M BBA	(5,019)	(2,329)
5/4/2013	5/4/2020	30,000	2.39%p.a.	USD LIBOR 3M BBA	(1,892)	(923)
30/4/2013	30/4/2020	30,000	2.49%p.a.	USD LIBOR 3M BBA	(1,949)	(912)
30/6/2013	30/6/2020	30,000	2.58%p.a.	USD LIBOR 3M BBA	(2,009)	(916)
30/6/2013	30/6/2020	30,000	2.41%p.a.	USD LIBOR 3M BBA	(1,751)	(692)
5/4/2013	5/4/2020	30,000	2.24%p.a.	USD LIBOR 3M BBA	(1,684)	(722)
30/4/2013	30/4/2020	30,000	2.32%p.a.	USD LIBOR 3M BBA	(1,703)	(688)
30/6/2013	30/6/2020	16,400	2.46%p.a.	USD LIBOR 3M BBA	(1,050)	(434)
30/4/2013	30/4/2020	16,400	2.38%p.a.	USD LIBOR 3M BBA	(1,030)	(381)
5/4/2013	5/4/2020	16,400	2.29%p.a.	USD LIBOR 3M BBA	(1,006)	(450)
28/6/2013	23/6/2020	76,400	1.53%p.a.	USD LIBOR 3M BBA	-	1,490
30/9/2013	30/9/2020	76,400	1.60%p.a.	USD LIBOR 3M BBA	-	1,740

				Total fair value	(158,946)	(101,590)

*      Notional amount $85,000 amortizing zero-cost collar (2.23%-6.00%) with knock-in floor sold at 2.23% and struck at 6.00%, as a 10-year forward hedge, covering the period from February 2007 to February 2017. The agreement guarantees that the interest rate payable on the Company's loans throughout the 10-year period will always remain between 2.23% and 6.00% excluding margin.

Schedule of Derivatives in ASC 815 Cash Flow Hedging Relationships [Table Text Block]

			The Effect of Derivative Instruments for the six-month periods ended June 30, 2012 and 2013

			Derivatives in ASC 815 Cash Flow Hedging Relationships
			Location of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)

	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)			Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2012	2013		2012	2013
Interest rate swaps	10,750	77,386	Gain / (loss) on derivative instruments	-	-
Reclassification to Net Income	(21,904)	(20,030)
Total	(11,154)	57,356		-	-

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]

	Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain (Loss) Recognized on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2012	2013
Interest rate swaps	Gain / (loss) on derivative instruments	(1,517)	5,585
Forward contracts	Gain / (loss) on derivative instruments	838	(125)
Total		(679)	5,460

Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosure [Abstract]:
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts—asset position	165	-	165	-
Interest rate swaps—liability position	(180,811)	-	(180,811)	-
Total	(180,646)	-	(180,646)	-

Fair value liabilities of the current reporting period measured on recurring basis [Table Text Block]

	June 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts—Asset position	40	-	40	-
Interest rate swaps—Liability position	(117,870)	-	(117,870)	-
Total	(117,830)	-	(117,830)	-

Basis of Presentation and General Information-Additional Information (Detail) (USD $)	3 Months Ended	10 Months Ended	6 Months Ended
	Mar. 27, 2012 Follow on offering [Member]	Oct. 19, 2012 Second follow-on offering [Member]	Jun. 30, 2013 Costamare Inc [Member]	Jun. 30, 2013 Fleet information [Member]	Dec. 31, 2012 Fleet information [Member]	Jun. 30, 2013 Number of Subsidiaries [Member]
Entity Incorporation State Country Name			Republic of Marshall Islands
Entity Incorporation Date Of Incorporation			Apr 21, 2008
Number of shipowning companies acquired during the entity's reorganization			53
Date of reorganization completion			November 2008
Date of IPO completion			November 4, 2010
Stock Issued During Period Shares New Issues	7,500,000	7,000,000
Common Stock Par Or Stated Value Per Share	$ 0.0001	$ 0.0001
Sale of Stock, Price Per Share	$ 14.1	$ 14
Balance of shares as at period end			74,800,000
Percentage of outstanding common shares owned by the Family			64.80%
Number of vessels at period end				52	47
Carrying capacity of vessels at period end (TEU)				280,012	239,498
Number of wholly owned subsidiaries with vessels						52
Number of wholly owned subsidiaries that sold or disposed their vessels and became dormant						27
Number of wholly owned subsidiaries established for the newbuilds						6
Number of wholly owned subsidiaries established for future acquisitions or investments						4
Total wholly owned subsidiaries as at period end						89

Basis of Presentation and General Information (Table) (Detail)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Concentration Risk [Line Items]
Concentration risk percentage	85.00%	83.00%
Major customer A [member]
Concentration Risk [Line Items]
Concentration risk percentage	33.00%	33.00%
Major customer B [member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	23.00%
Major customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	17.00%
Major customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%

Transactions with Related Parties (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Related Party Transaction [Line Items]
Management fees charged during the period	$ 7,990,000	$ 7,573,000
Commission charged on charter hire agreements during period	1,449,000	1,452,000
Due From Related Parties, Current	4,182,000		2,616,000
Costamare Shipping Company SA [Member]
Related Party Transaction [Line Items]
Management fee per day per vessel	884		850
Management fee per day per vessel before IPO	700
Management fee per day per vessel under bareboat charter	442		425
Annual fee for Company's officers	1,000,000
Portion of annual fee for Company's officers charged during the period	500,000	500,000
Management Agreement Expiration Date	December 31, 2015
Management agreement's automatic extention expiration date	December 31, 2020
Annual adjustment on management fees after December 31, 2012	4.00%
Months required for cancellation written notice for management agreement	12
Management fees calculated on the sale of a vessel	3 months
Construction supervisory fee	700,000
Annual adjustment on supervisory fees after December 31, 2012	4.00%
Construction supervisory fee, paid	1,400,000		3,500,000
Commission charged on charter hire agreements	0.75%
Management agreement date with V-Ships Greece Ltd.	January 7, 2013
Date the Cell commenced	April 2013
Number of vessels under the Cell	16
Management fees charged during the period	7,090,000	6,026,000
Commission charged on charter hire agreements during period	1,449,000	1,452,000
Due From Related Parties, Current	3,232,000		1,561,000
Date of IPO completion	November 4, 2010
Ciel shipmanagement SA [Member]
Related Party Transaction [Line Items]
Management fee per day per vessel	600		600
Date when the services provided stopped	April 2013
Management fees charged during the period	900,000	1,547,000
Due From Related Parties, Current	950,000		1,055,000
Number of vessels managed	0		12
Shanghai Costamare Ship Management Co Ltd [Member]
Related Party Transaction [Line Items]
Due From Related Parties, Current	0		0
Due to Related Parties, Current	$ 0		$ 0
Number of vessels managed	9		9

Transactions with Related Parties-Ciel Shipmanagement SA (Detail)	Jun. 30, 2013	Nov. 29, 2012
Company's Chairman and CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	100.00%	50.20%
Ciel CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership		49.80%

Transactions with Related Parties-Shanghai Costamare Ship Management Co Ltd (Detail)	Jun. 30, 2013
Company's Chairman and CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	70.00%
SCSC CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	30.00%

Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]:
Inventories, Bunkers	$ 1,748	$ 268
Inventories, Lubricants	10,964	7,448
Inventories, Spare parts	1,673	1,682
Total	$ 14,385	$ 9,398

Advances for Vessels Acquisitions-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		9 Months Ended	1 Months Ended	6 Months Ended			4 Months Ended	3 Months Ended	6 Months Ended			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 21, 2010 Adele Shipping Co, Bastian Shipping Co Cadence Shipping Co [Member]	Jan. 28, 2011 Jodie Shipping Co (S4010), Kayley Shipping Co (S4011) [Member]	Jun. 30, 2013 Jodie Shipping Co. (S4010) - MSC Athens (Hull 4010) [Member]	Jun. 30, 2013 Kayley Shipping Co. (S4011) - MSC Athos (Hull 4011) [Member]	Jun. 30, 2013 MSC Athens (Hull S4010) and MSC Athos (Hull S4011) [Member]	May 14, 2013 1998 built secondhand vessel X-Press Padma [member]	Apr. 20, 2011 Undine Shipping Co, Terance Shipping Co, Quentin Shipping Co, Raymond Shipping Co, Sander Shipping Co [Member]	Jun. 30, 2013 Quentin Shipping Co. - Valor (Hull S4020) [Member]	Jun. 30, 2013 Raymond Shipping Co. - Value (Hull S4021) [Member]	Jun. 30, 2013 Valor (Hull S4020) and Value (Hull S4021) [Member]	Jun. 30, 2013 Ten newbuild vessels [Member]	Dec. 31, 2012 Ten newbuild vessels [Member]
Capacity of Vessels			9,403	8,827					8,827
Vessels' cost								$ 4,750
Vessels under construction cost	571,740		95,080										953,740
Contracted time charter period			10 years	10 years
Daily time charter rate			43
Expected delivery			December 2013-February 2014						Q3 2013
Delivery date					March 14, 2013	April 8, 2013		July 3, 2013		June 3, 2013	June 25, 2013
Transferred to Vessels, net	(392,996)	0					196,675					196,321
Advances for vessel acquisitions	271,022	339,552						475					270,547	339,552
Number of contracted acquisitions			3	2					5
Pre-delivery installments	639,227	324,329											639,227	324,329
Pre-delivery installments paid during the reporting period													$ 314,898

Advances for Vessels Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Advances for Vessel Acquisitions Disclosure [Abstract]
Pre-delivery installments	$ 639,227	$ 324,329
Capitalized interest and finance costs	12,055	8,053
Other capitalized costs	12,261	7,170
Transferred to Vessels, net	(392,996)	0
Total	$ 270,547	$ 339,552

Vessels, Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Balance at the beginning of the period	$ 1,582,345
Depreciation	41,489	39,881
Transfer from advances for vessel acquisitions	(392,996)		0
Balance at the end of the period	1,977,601
Vessel Cost [Member]
Balance at the beginning of the period	2,304,036
Vessel acquisitions and other vessels cost	47,104
Transfer from advances for vessel acquisitions	392,996
Disposals	(25,900)
Balance at the end of the period	2,718,236
Accumulated Depreciation [Member]
Balance at the beginning of the period	(721,691)
Depreciation	(41,477)
Disposals	22,533
Balance at the end of the period	(740,635)
Net Book Value [Member]
Balance at the beginning of the period	1,582,345
Depreciation	(41,477)
Vessel acquisitions and other vessels cost	47,104
Transfer from advances for vessel acquisitions	392,996
Disposals	(3,367)
Balance at the end of the period	$ 1,977,601

Vessels, Net-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended	6 Months Ended				11 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Secondhand Containership vessel MSC Ulsan, Koroni, Kyparisia, Stadt Luebeck and Messini [Member]	Jun. 30, 2013 Containership vessel Gather, Gifted and Genius I [Member]	Jun. 30, 2013 MSC Athens, MSC Athos, Valor and Value [Member]	Jun. 30, 2013 Venetiko, Petalidi and Ensenada Express [Member]	Jun. 30, 2013 MSC Washington and MSC Austria disposal [Member]	Dec. 03, 2012 MSC Washington disposal [Member]	Dec. 31, 2012 MSC Washington disposal [Member]	Jun. 30, 2013 MSC Austria disposal [Member]	Jun. 30, 2013 Vessels, net, additional information [Member]
Vessels' cost			$ 73,000		$ 392,996	$ 47,104
Vessels' disposal price				18,384					7,909	7,856
Gain on sale/disposal of vessels, net	(6,460)	(1,303)		1,303			6,460
Disposal contracted price								8,154
Disposal date								January 2, 2013
Carrying value of fully depreciated vessels											4,751
Number of fully depreciated vessels											1
Carrying value of vessels provided as collaterals to secure loans											$ 1,805,344
Number of vessels provided as collaterals to secure loans											45

Deferred Charges (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Balance at beginning of the period	$ 34,099
Additions	3,996
Amortization	(4,640)
Write-off	(293)
Balance at the end of the period	33,162
Financing Costs [Member]
Balance at beginning of the period	11,313
Additions	93
Amortization	(611)
Write-off	0
Balance at the end of the period	10,795
Dry-docking and Special Survey Costs [Member]
Balance at beginning of the period	22,786
Additions	3,903
Amortization	(4,029)
Write-off	(293)
Balance at the end of the period	$ 22,367

Deferred Charges-Additional Information (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Deferred Charges Disclosure [Abstract]:
Number of vessels underwent DD during the period	5	2
Number of vessels completed DD during the period	4	2
Number of vessels that their DD was in process at the end of the period	1

Costamare Ventures Inc.-Additional information (Detail)	6 Months Ended
Jun. 30, 2013
Costamare Ventures Disclosure [Abstarct]:
Date of entry into Agreement	May 15, 2013
Subsidiary involved into agreement	Costamare Ventures
Counterparty involved into the agreement	Sparrow Holdings LP (York)
Range of participation of Costamare Ventures	between 25% and 49%
Term of the agreement in years	6
Maximum investment amount by York (in millions of USD)	up to $250 million
Minimum investment amount by Costamare Ventures (in millions of USD)	$75 million
Option for maximum investment amount by Costamare Ventures (in millions of USD)	up to $240 million

Long-Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt [Abstract]:
Credit Facility	$ 722,219	$ 767,164
Costis Maritime Corporation and Christos Maritime Corporation	105,000	109,500
Mas Shipping Co	51,000	54,750
Montes Shipping Co and Kelsen Shipping Co	96,000	102,000
Marathos Shipping Inc	0	0
Capetanissa Maritime Corporation	57,500	60,000
Rena Maritime Corporation	55,000	57,500
Bullow Investments Inc	0	0
Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co	0	0
Costamare Inc.	97,043	103,986
Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	89,247	32,199
Costamare Inc.	133,700	53,480
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	122,240	61,120
Raymond Shipping Co. and Terance Shipping Co.	99,320	45,840
Costamare Inc.	111,350	114,350
Total Term Loans	1,017,400	794,725
Total	1,739,619	1,561,889
Less-current portion	(192,033)	(162,169)
Long-term Portion	$ 1,547,586	$ 1,399,720

Long-term debt-Credit facility Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	7 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Apr. 11, 2011 Credit facility [Member]	Jun. 30, 2013 Credit facility [Member]	Jul. 22, 2008 Credit facility [Member]	Jun. 30, 2013 Credit Facility, disposal of MSC Antwerp [Member]	Apr. 04, 2011 Credit Facility, disposal of MSC Namibia [Member]	Jun. 22, 2010 Second supplemental agreement [Member]	Jun. 30, 2013 Credit facility and certain term loans [Member]	Dec. 17, 2012 Fourth supplemental agreement [Member]
Debt Instrument [Line Items]
Maximum Borrowing Capacity			$ 1,000,000
Portion of the Facility used to repay existing indebtness			631,340
Line of Credit Facility Frequency of Payments			quarterly
Date of vessel's disposal				May 2009	April 4, 2011
Facility repayments due to sale of vessel				10,655	6,610
Drawdown amount	80,852
Undrawn balance as of the drawdown date	74,242
Line of Credit number of outstanding periodic payments of principal		20
Line of Credit Periodic Payment of Principal		22,473
Balloon payment		272,758
Third supplemental agreement date		September 6,2011
Provisions of second supplemental agreement period (in years)						2
Security requirement before the second supplemental agreement						125.00%
Security requirement after the second supplemental agreement and for two years						80.00%
Minimum liquidity ratio						3.00%	3.00%
Payment of interest under the provision of second supplemental agreement						increased margin over LIBOR
Period of increased interest						June 15, 2010 to December 31, 2011
Interest paid upfront						2,995
Maximum ratio of Total Liabilities to Market Value Adjusted Total Assets						0.80:1	0.75:1
Number of vessels secured the Facility with First priority Mortgages		17
Number of ship owning companies as corporate guarantees		17
Number of vessels replaced existing vessels with first priority mortgage(s)								2
Minimum liquidity amount							30,000
Minimum Ratio of EBITDA to net interest expense							2.50:1
Minimum Market Value Adjusted Net Worth							$ 500,000

Long-term debt-Term loans Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended													6 Months Ended					11 Months Ended	0 Months Ended		3 Months Ended			6 Months Ended			7 Months Ended						6 Months Ended	9 Months Ended					6 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Loan for the acquisition of the vessels Sealand New York and Sealand Washington [Member]	Jun. 30, 2013 Loan for the acquisition of the vessel Maersk Kokura [Member]	Jun. 30, 2013 Loan for the acquisition of the vessels Maersk Kawasaki and Maersk Kure [Member]	Jun. 30, 2013 Loan for the acquisition of the vessel MSC Mandraki (ex. Maersk Mandraki) (Fully repaid) [Member]	Jun. 30, 2013 Loan for the acquisition of the vessel Cosco Beijing [Member]	Jun. 30, 2013 Loan for the acquisition of the vessel Cosco Guangzhou [Member]	Jun. 30, 2013 Loan for the acquisition of the vessel MSC Mykonos (ex. Maersk Mykonos) (Fully repaid) [Member]	Jun. 30, 2013 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted [Member]	Jun. 30, 2013 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted Loan repayment following sale of vessel Garden [Member]	Jun. 30, 2013 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted Loan repayment folowing sale of vessel Gather [Member]	Jun. 30, 2013 Loan for the acquisition of the vessels Gather, Garden, Genius I and Gifted- Loan repayment following sale of vessel Gifted and Genius I [Member]	Jun. 30, 2013 Loan for the acquisition of the vessels MSC Romanos (tranche a) [Member]	Jun. 30, 2013 Loan for the acquisition of the vessels MSC Methoni (tranche b) [Member]	Jun. 30, 2013 Loan for the acquisition of the vessels MSC Ulsan (tranche c) [Member]	Jun. 30, 2013 Loan for the acquisition of the vessel Koroni (tranche d) [Member]	Jun. 30, 2013 Loan for the acquisition of the vessel Kyparissia (tranche e) [Member]	Nov. 19, 2010 Loan for acquisition vessels Msc Romanos, Msc Methoni, Msc Ulsan, Koroni and Kyparissia( five tranches) [Member]	Jan. 14, 2011 Loan for the acquisition and construction of H1068A, H1069A and H1070A (three tranches - one for each hull) [Member]	Jun. 30, 2013 Loan for the acquisition and construction of H1068A, H1069A and H1070A (three tranches - one for each hull) [Member]	Apr. 07, 2011 Loan for the acquisition and construction of S4010 and S4011 [Member]	Dec. 31, 2011 Loan for the acquisition and construction of S4010 and S4011 (first drawdown) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4010 and S4011 (second drawdown) [Member]	Jun. 30, 2013 Loan for the acquisition and construction of S4010 and S4011 (Drawdowns) [Member]	Jun. 30, 2013 Loan for the acquisition and construction of S4010 and S4011 - MSC Athens (S4010) [Member]	Jun. 30, 2013 Loan for the acquisition and construction of S4010 and S4011 - MSC Athos (S4011) [Member]	Aug. 16, 2011 Loan for the acquisition and construction of S4020 S4022 and S4024 (three tranches one for each hull) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 (2nd pre-delivery installment of S4020) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 (2nd pre-delivery installment of S4022) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 (2nd and 3rd pre-delivery installments of S4024 and S4020 respectivelly) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 (3rd pre-delivery installment of S4022) [Member]	Jun. 30, 2013 Loan for the acquisition and construction of S4020, S4022 and S4024 (Drawdowns) [Member]	Jun. 30, 2013 Loan for the acquisition and construction of S4020, S4022 and S4024 - Valor (S4020) [Member]	Oct. 12, 2011 Loan for the acquisition and construction of S4021 and S4023 (two tranches one for each hull) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4021 and S4023 (2nd predelivery installment of S4021) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4021 and S4023 (2nd pre-delivery installment S4023) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4021 and S4023 (3rd pre-delivery installment S4021) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4021 and S4023 (3rd pre-delivery installment S4023) [Member]	Jun. 30, 2013 Loan for the acquisition and construction of S4021 and S4023 - Value [Member]	Jun. 30, 2013 Loan to partly finance the agreegate market value of eleven vessels [Member]	Oct. 06, 2011 Loan to partly finance the agreegate market value of eleven vessels [Member]	Jun. 29, 2012 Supplemental agreement for the Loan to partly finance the agreegate market value of eleven vessels and partly finance the acquisition of the Stadt Luebeck [Member]	Jun. 30, 2013 Long-term debt [Member]	Dec. 31, 2012 Long-term debt [Member]	Jun. 30, 2013 Interest expense (including swap interest and interest capitalized) [Member]	Jun. 30, 2012 Interest expense (including swap interest and interest capitalized) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity			$ 150,000	$ 75,000	$ 150,000	$ 24,800	$ 90,000	$ 90,000	$ 31,000	$ 30,000				$ 38,500	$ 42,000	$ 21,000	$ 7,470	$ 7,470
Line of Credit Facility Initiation Date			May 2008	January 2008	December 2007	June 2006	June 2006	February 2006	February 2005	December 2009
Available amount for draw down																			120,000	203,343		140,000						229,200							152,800							120,000	11,300
Percentage of the vessels contract price available for draw down																						70.00%
Draw down amount up to the end of the period																					89,247		26,740	26,740	80,220			22,920	7,640	7,640	15,280	7,640	7,640	53,480	15,280	7,640	7,640	7,640	7,640	53,480		113,700	11,300
Draw down date																							April 2011					August 26, 2011	April 2012	May 2012	August 2012	December 2012	January 2013	May 2013	October 25, 2011	April 2012	July 2012	September 2012	December 2012	June 2013		March 2012	August 2012
Date of vessel's disposal											December 2011	March 2012
Delivery date																										March 14, 2013	April 8, 2013							June 3, 2013						June 25, 2013
Date of loan repayment						November 16, 2012			November 16, 2012				May 2012
Maximum borrowing capacity per vessel			75,000		75,000
Loan balance as at the end of the period			105,000	51,000	96,000	0	57,500	55,000	0	0				31,763	35,700	18,375	5,602	5,602							133,700									76,400						76,400	111,350
Loan repayment due to sale of vessels											2,921	3,479	6,958
Available period for draw down																			18 months
Number of outstanding installments			10	10	9		11	10						25	26	27	8	8		40		16			16			28						28	28					28	22
Line of Credit Facility Frequency of Payments			semiannual	semiannual	semiannual		semiannual	semiannual						quarterly	quarterly	quarterly	quarterly	quarterly		quarterly		semi-annual			semi-annual			quarterly						quarterly	quarterly					quarterly	quarterly
Line of Credit Facility Payments' equivalent																						1/30
Line of Credit Periodic Payment of Principal			4,500		6,000		2,500	2,500						962	1,050	525	467	467		1,412					4,457			1,273						1,273	1,364					1,364
Balloon payment			60,000	10,000	42,000		30,000	30,000						7,700	8,400	4,200	1,868	1,868							62,393									40,748						38,200	47,850
Line of Credit Final Payment of Principal																				12,713								42,021							39,564
Line of Credit Final Payment of Principal Equivalent																						50.00%
Line of Credit Payment of Principal remaining period			November 2013 to May 2018	August 2013 to February 2018	December 2013 to December 2017		August 2013 to August 2018	August 2013 to February 2018						August 2013 to July 2019	July 2013 to October 2019	August 2013 to January 2020	August 2013 to May 2015	August 2013 to May 2015							July 2013 to January 2021									July 2013 to April 2020						September 2013 to June 2020	September 2013 to December 2018
Term loans additional information																																												The term loans bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (?VMC?) in the range of 100% to 125% and dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.
Loan interest rates range																																												1.56%-6.75%	2.71%-6.75%
Weighted average interest rates																																												4.30%	4.40%
Interest expense excluding amortization																																														37,535	38,459
Interest costs capitalized	(5,863)	(3,548)																																												5,863	3,548
Interest capitalized Advances for vessel acquisitions																																														(4,002)	(2,090)
Net Settlements on Interest Rate Swaps Qualifying for Cash Flow Hedge	$ 1,861	$ 1,458																																												$ (1,861)	$ (1,458)

Long-term debt-Principal payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long Term Debt by Maturity [Abstract]
2013	$ 90,669
2014	209,541
2015	211,445
2016	201,343
2017	241,704
2018 and thereafter	784,917
Total	$ 1,739,619	$ 1,561,889

Accrued charter revenue, current and non-current-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accrued Charter Revenue Current and Non-Current [Abstract]
Accrued charter revenue, net	$ (6,346)	$ 288
Accrued charter revenue	9,306	5,100
Accrued charter revenue, non-current	6,702	13,422
Charter revenue resulting from varying charter rates	$ 22,354	$ 18,234

Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Net accrued charter revenue by maturities [Abstract]
2013	$ (162)
2014	4,650
2015	222
2016	(6,444)
2017	(4,642)
2018 and thereafter	30
Total	$ (6,346)	$ 288

Unearned Revenue, Current and Non-current (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Unearned Revenue, Current and Non-Current [Abstract]
Hires collected in advance	$ 2,860	$ 4,002
Charter revenue resulting from varying charter rates	22,354	18,234
Total deferred revenue	25,214	22,236
Less current portion	(3,705)	(5,595)
Non-current portion	$ 21,509	$ 16,641

Commitments and Contitngencies - Long-Term Time Charters-Additional Information (Details)	6 Months Ended
Jun. 30, 2013
Time charter arrangements remaining terms period	up to 126 months
Revenue days per annum	365 days
Redelivery dates	earliest possible redelivery dates

Commitments and Contitngencies - Long-Term Time Charters (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Unbilled Receivables not Billable at Balance Sheet Date [Abstract]
2013	$ 228,084
2014	465,666
2015	441,330
2016	417,343
2017	371,709
2018 and thereafter	620,095
Total	$ 2,544,227

Commitments and Contingencies - Vessels Under Construction-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Number of shipbuilding contacts	6
Number of vessels under construction	6
Vessels under construction cost	$ 571,740
Amount contractual purchase obligation, Total	$ 314,513

Commitments and Contingencies - Vessels Under Construction (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Year ending December 31 [Abstract]
2013	$ 295,497
2014	19,016
Amount contractual purchase obligation, Total	$ 314,513

Common Stock and Additional Paid In Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended				10 Months Ended		10 Months Ended	3 Months Ended	10 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jul. 11, 2010 Company's authorized capital stock [Member]	Jul. 20, 2010 Company's authorized capital stock [Member]	Oct. 19, 2010 Company's authorized capital stock [Member]	Jul. 12, 2010 Authorized capital stock (amended articles of incorporation) [Member]	Nov. 04, 2010 Company's IPO completion [Member]	Mar. 27, 2012 Follow-on offering completion [Member]	Oct. 19, 2012 Second follow-on offering completion [Member]	Jun. 30, 2012 Q4 2011 Dividends paid [Member]	Jun. 30, 2012 Q1 2012 Dividends paid [Member]	Jun. 30, 2013 Q4 2012 Dividends paid [Member]	Jun. 30, 2013 Q1 2013 Dividends paid [Member]
Common stock authorization date				July 14, 2010
Common stock shares authorized			2,000,000			1,000,000,000
Stock split date					August 27, 2010
Common Stock Issuance, shares			1,000,000	24,000,000	22,000,000		13,300,000	7,500,000	7,000,000
Dividend per share					$ 0.88
Common Stock Issuance, value				$ 2,400
Total Common stock shares issued as at period end.				25,000,000			60,300,000	67,800,000	74,800,000
Common stock shares par value			$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Public offering per share price							$ 12	$ 14.1	$ 14
Preferred Stock, Shares Authorized						100,000,000
Initial Public offering proceeds, net							145,543
Follow-on offering proceeds, net								100,584	93,547
Preferred stock shares designated as Series A Participating Preferred Stock						10,000,000
Preferred stock shares par value						$ 0.0001
Dividends paid	$ (40,392)	$ (34,587)								$ 16,281	$ 18,306	$ 20,196	$ 20,196
Dividends paid, per common share										$ 0.27	$ 0.27	$ 0.27	$ 0.27

Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Interest and Debt Expense [Abstract]
Interest expense	$ 14,841	$ 13,773
Interest capitalized	(5,863)	(3,548)
Swap effect	22,694	24,686
Amortization and write off of financing costs	611	540
Commitment fees	1,691	2,635
Bank charges and other	134	151
Total	$ 34,108	$ 38,237

Taxes - Additional Information (Details)	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]:
Applicable Tax	4.00%
US related gross transportation income that tax applies	50.00%
Ownership Income Tax Percentage	50.00%

Derivatives - Interest Rate Swap Agreements (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Notional Amount	$ 85,000
Interest rate swap agreement 1 [member]
Derivative [Line Items]
Effective date	Jun 30, 2008
Termination date	Jun 30, 2015
Notional Amount	425,000
Fixed rate	4.03%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(13,072)	(18,407)
Interest rate swap agreement 2 [Member]
Derivative [Line Items]
Effective date	Jun 30, 2008
Termination date	Jun 30, 2015
Notional Amount	75,000
Fixed rate	4.03%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(2,307)	(3,248)
Interest rate swap agreement 3 [Member]
Derivative [Line Items]
Effective date	Sep 30, 2008
Termination date	Jun 30, 2015
Notional Amount	100,000
Fixed rate	4.09%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(3,126)	(4,403)
Interest rate swap agreement 4 [Member]
Derivative [Line Items]
Effective date	Sep 30, 2008
Termination date	Jun 30, 2015
Notional Amount	250,000
Fixed rate	4.02%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(7,655)	(10,775)
Interest rate swap agreement 5 [Member]
Derivative [Line Items]
Effective date	May 16, 2008
Termination date	May 16, 2014
Notional Amount	75,000
Fixed rate	3.88%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(1,778)	(2,671)
Interest rate swap agreement 6 [Member]
Derivative [Line Items]
Effective date	May 16, 2008
Termination date	May 16, 2014
Notional Amount	75,000
Fixed rate	3.88%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(1,778)	(2,671)
Interest rate swap agreement 7 [Member]
Derivative [Line Items]
Effective date	Jun 17, 2008
Termination date	Jun 17, 2013
Notional Amount	73,000
Fixed rate	3.57%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	0	(787)
Interest rate swap agreement 8 [Member]
Derivative [Line Items]
Effective date	Jun 17, 2008
Termination date	Jun 17, 2013
Notional Amount	73,000
Fixed rate	3.57%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	0	(787)
Interest rate swap agreement 9 [Member]
Derivative [Line Items]
Effective date	Feb 21, 2007
Termination date	Feb 21, 2017
Notional Amount	85,000
Fair value of financial instruments	(8,756)	(11,122)
Interest rate swap agreement 10 [Member]
Derivative [Line Items]
Effective date	Aug 4, 2008
Termination date	Aug 5, 2013
Notional Amount	74,000
Fixed rate	3.60%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(806)	(1,592)
Interest rate swap agreement 11 [Member]
Derivative [Line Items]
Effective date	Jun 30, 2011
Termination date	Jun 29, 2018
Notional Amount	50,000
Fixed rate	3.45%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(13,911)	(19,783)
Interest rate swap agreement 12 [Member]
Derivative [Line Items]
Effective date	Sep 30, 2011
Termination date	Jun 29, 2018
Notional Amount	20,000
Fixed rate	4.05%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(19,561)	(26,075)
Interest rate swap agreement 13 [Member]
Derivative [Line Items]
Effective date	Sep 28, 2012
Termination date	Jun 29, 2018
Notional Amount	40,000
Fixed rate	3.60%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(4,020)	(5,852)
Interest rate swap agreement 14 [Member]
Derivative [Line Items]
Effective date	Aug 22, 2011
Termination date	Aug 22, 2018
Notional Amount	65,000
Fixed rate	2.79%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(3,248)	(5,087)
Interest rate swap agreement 15 [Member]
Derivative [Line Items]
Effective date	Jan 31, 2013
Termination date	Dec 15, 2020
Notional Amount	133,700
Fixed rate	3.51%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(11,648)	(16,672)
Interest rate swap agreement 16 [Member]
Derivative [Line Items]
Effective date	Jan 15, 2014
Termination date	Jan 15, 2021
Notional Amount	67,781
Fixed rate	2.94%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(2,353)	(4,931)
Interest rate swap agreement 17 [Member]
Derivative [Line Items]
Effective date	Feb 15, 2014
Termination date	Feb 15, 2021
Notional Amount	67,781
Fixed rate	2.99%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(2,354)	(4,990)
Interest rate swap agreement 18 [Member]
Derivative [Line Items]
Effective date	Mar 15, 2014
Termination date	Mar 15, 2021
Notional Amount	67,781
Fixed rate	3.03%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(2,329)	(5,019)
Interest rate swap agreement 19 [Member]
Derivative [Line Items]
Effective date	Apr 5, 2013
Termination date	Apr 5, 2020
Notional Amount	30,000
Fixed rate	2.39%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(923)	(1,892)
Interest rate swap agreement 20 [Member]
Derivative [Line Items]
Effective date	Apr 30, 2013
Termination date	Apr 30, 2020
Notional Amount	30,000
Fixed rate	2.49%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(912)	(1,949)
Interest rate swap agreement 21 [Member]
Derivative [Line Items]
Effective date	Jun 30, 2013
Termination date	Jun 30, 2020
Notional Amount	30,000
Fixed rate	2.58%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(916)	(2,009)
Interest rate swap agreement 22 [Member]
Derivative [Line Items]
Effective date	Jun 30, 2013
Termination date	Jun 30, 2020
Notional Amount	30,000
Fixed rate	2.41%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(692)	(1,751)
Interest rate swap agreement 23 [Member]
Derivative [Line Items]
Effective date	Apr 5, 2013
Termination date	Apr 5, 2020
Notional Amount	30,000
Fixed rate	2.24%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(722)	(1,684)
Interest rate swap agreement 24 [Member]
Derivative [Line Items]
Effective date	Apr 30, 2013
Termination date	Apr 30, 2020
Notional Amount	30,000
Fixed rate	2.32%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(688)	(1,703)
Interest rate swap agreement 25 [Member]
Derivative [Line Items]
Effective date	Jun 30, 2013
Termination date	Jun 30, 2020
Notional Amount	16,400
Fixed rate	2.46%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(434)	(1,050)
Interest rate swap agreement 26 [Member]
Derivative [Line Items]
Effective date	Apr 30, 2013
Termination date	Apr 30, 2020
Notional Amount	16,400
Fixed rate	2.38%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(381)	(1,030)
Interest rate swap agreement 27 [member]
Derivative [Line Items]
Effective date	Apr 5, 2013
Termination date	Apr 5, 2020
Notional Amount	16,400
Fixed rate	2.29%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(450)	(1,006)
Interest rate swap agreement 28 [member]
Derivative [Line Items]
Effective date	Jun 28, 2013
Termination date	Jun 23, 2020
Notional Amount	76,400
Fixed rate	1.53%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	1,490	0
Interest rate swap agreement 29 [member]
Derivative [Line Items]
Effective date	Sep 30, 2013
Termination date	Sep 30, 2020
Notional Amount	76,400
Fixed rate	1.60%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	1,740	0
Fair value of Company's interest rate swap agreements designed as hedging instruments [Member]
Derivative [Line Items]
Fair value of financial instruments	$ (101,590)	$ (158,946)

Derivatives - Interest Rate Swap Agreement 9 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Notional Amount	$ 85,000
Interest rate range	2.23%-6.00%
Knock-in floor	2.23%
Struck	6.00%
Types of Interest Rate Derivatives Used	ten-year zero cost collar agreement
Forward hedging period	February 2007 to February 2017

Derivatives not Designated as Hedging Instruments-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Notional Amount	$ 85,000
Interest rate swaps that do not meet the criteria for hedge accounting [Member]
Derivative [Line Items]
Notional Amount	100,000
Interest rate range	1.37%-6.00%
Knock-in floor	1.37%
Nine-Year Forward Hedging Period	September 2008 to March 2017
Struck	6.00%
Fair value as at the period end	$ 16,280	$ 21,865

Derivatives - Interest Rate Swaps - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Interest Rate Derivatives [Abstract]
Realized ineffectiveness of interest rate swaps	$ 0	$ 0

Derivatives - Foreign currency agreements - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Number of foreign currency agreements (Euro/US dollar contracts)	1		2
Foreign currency agreements value	$ 2,500		$ 5,000
Average forward rate	1.2876		1.28
Forward rate contract expiration frequency	July 2013		monthly intervals up to February 2013
Gain (Loss) on derivative instruments from forward contracts	$ (125)	$ 838

Derivatives in ASC 815 Cash Flow Hedging Relationships (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Derivative [Line Items]
Interest rate swaps	$ 77,386	$ 10,750
Reclassification to Net Income	(20,030)	(21,904)
Total	57,356	(11,154)
Amount of Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) [Member]
Derivative [Line Items]
Interest rate swaps	77,386	10,750
Reclassification to Net Income	(20,030)	(21,904)
Total	57,356	(11,154)
Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion) [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain (Loss) on derivative instruments
Amount of Gain (Loss) recognized in income of derivative Ineffective Portion [Member]
Derivative [Line Items]
Interest rate swaps	0	0
Total	$ 0	$ 0

Derivatives - Not Designated as Hedging Instruments under ASC 815 (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Derivative [Line Items]
Forward contracts	$ (125)	$ 838
Total	5,460	(679)
Location of Gain (Loss) recognized on derivative [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain (Loss) on derivative instruments
Description of Location of Gain (Loss) on Foreign Currency Derivative in Financial Statements	Gain (Loss) on derivative instruments
Amount of Gain (Loss) recognized in income on derivative [Member]
Derivative [Line Items]
Interest rate swaps	5,585	(1,517)
Forward contracts	(125)	838
Total	$ 5,460	$ (679)

Financial Instruments - Fair value - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosure [Abstract]:
Interest rate swaps-liability position, at fair value	$ 117,870	$ 180,811
Forward contracts-asset position	$ 40	$ 165

Financial Instruments - Fair value of Assets and Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivatives Fair Value [Line Items]
Interest rate swaps-liability position	$ (117,870)	$ (180,811)
Forward contracts-asset position	40	165
Total	(117,830)	(180,646)
Quoted Prices Active Markets for Identical Assets (Level 1) [Member]
Derivatives Fair Value [Line Items]
Interest rate swaps-liability position	0	0
Forward contracts-asset position	0	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Derivatives Fair Value [Line Items]
Interest rate swaps-liability position	(117,870)	(180,811)
Forward contracts-asset position	40	165
Total	(117,830)	(180,646)
Unobservable Inputs (Level 3) [Member]
Derivatives Fair Value [Line Items]
Interest rate swaps-liability position	0	0
Forward contracts-asset position	0	0
Total	$ 0	$ 0

Comprehensive Income (Loss) - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Comprehensive Income (Loss) Disclosure [Abstract]
Other comprehensive loss for the period	$ 55,507	$ (12,612)
Comprehensive income (loss)	110,798	33,069
Interest rate swaps	(77,386)	(10,750)
Reclassification to Net Income	(20,030)	(21,904)
Net settlements on interest rate swaps qualifying for cash flow hedge	(1,861)	(1,458)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	$ (12)	$ 0

Subsequent Events - Additional Information (Table) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2013
July 10, 2013, Dividend declared for second quarter of 2013 [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.27
Date of payment of dividends	Aug 7, 2013
Dividends date of record	Jul 24, 2013
July 2013, York participation in the share capital of the shipowning companies of Petalidi, Ensenada Express and X-Press Padma [Member]
Subsequent Event [Line Items]
Percentage of participation	51.00%
Aggregate contributing amount	$ 16,044
Delivery of the secondhand vessel X-Press Padma [Member]
Subsequent Event [Line Items]
Delivery date	2013-07-03